UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2011



[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

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       SEMIANNUAL REPORT
       USAA SHORT-TERM BOND FUND
       FUND SHARES  o  INSTITUTIONAL SHARES  o  ADVISER SHARES
       JANUARY 31, 2011

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

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FUND OBJECTIVE

HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

Normally invest at least 80% of the Fund's assets in a broad range of investment-grade debt securities; the Fund will maintain a dollar-weighted average portfolio maturity of three years or less.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

    Portfolio of Investments                                                 20

    Notes to Portfolio of Investments                                        43

    Financial Statements                                                     48

    Notes to Financial Statements                                            51

EXPENSE EXAMPLE                                                              67

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"ALTHOUGH I AGREE THAT STATE AND LOCAL
GOVERNMENTS ARE UNDER FINANCIAL STRESS,            [PHOTO OF DANIEL S. McNAMARA]
I DO NOT BELIEVE WE WILL SEE MASSIVE
MUNICIPAL BOND DEFAULTS."

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FEBRUARY 2011

We witnessed a significant shift in market sentiment during the six-month reporting period. At the beginning of August, many observers were worried about the strength and sustainability of the economic recovery. Some even feared a double-dip recession as the effects of the federal government's fiscal stimulus faded. At the same time, it was widely expected that the Federal Reserve (the
Fed) would compound economic problems by reversing its earlier monetary accommodations (the Fed's balance sheet had expanded as a result of its quantitative easing programs).

To ease these fears, Fed chairman Ben Bernanke strongly hinted in a late August speech that a new round of quantitative easing, known as "QE2", was on the way. As investors speculated about the size and scope of QE2, higher-risk assets, such as stocks, corporate bonds and high-yield securities, generally rallied and fears of recession faded. The rally continued through the mid-term elections. The result--a divided Congress--seemed to herald a period of greater bipartisanship and was followed by a productive lame duck session culminating in the extension of the Bush-era tax cuts.

After the November election, the Fed announced the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Surprisingly, U.S. Treasury prices fell (and yields climbed) as investors continued to reallocate their portfolios into higher-risk assets. Generally speaking, the more risk investors took, the better their returns. Many U.S. stocks, for instance, posted double-digit gains.

Investors' preference for higher-risk securities was also supported by better-than-expected corporate earnings. Market volatility declined as optimism grew about the economic outlook. In spite of high unemployment and modest consumer spending, the U.S. economy expanded at an annualized rate of 3.2% during the fourth quarter, up from 2.6% in the third quarter.

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2  | USAA SHORT-TERM BOND FUND

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Although I was pleased with the performance of USAA's family of no-load mutual funds during the six months, the financial markets face long-term economic headwinds as consumers continue rebuilding their balance sheets despite weak employment growth and the fragile housing market. In addition, the European Union's (EU) fiscal challenges are far from over. The EU has yet to find a sustainable balance between the painful effects of austerity on its weaker economies and the damaging effects of emerging inflationary pressures on its stronger economies.

Meanwhile, in the U.S., there have been several negative media reports about tax-exempt municipal credit quality, which in my view contributed to a decline in the tax-exempt bond market overall. Although I agree that state and local governments are under financial stress, I do not believe we will see massive municipal bond defaults. Many governments are making the tough choices necessary to address their budget problems. In some cases, this may require austerity measures (higher taxes and reduced services). Even so, I believe that issuers of investment-grade municipals have the ability to continue making payments on their debt. In addition, municipal finances generally improve (with a lag) after the economy recovers. Nevertheless, USAA's municipal bond team will remain vigilant for potential credit problems.

In this environment, I urge you to make all your investment decisions based on your time horizon, risk tolerance and financial goals. If you would like to refine your investment strategy, please call one of our USAA service representatives. They would be happy to review your plan and help you rebalance your portfolio, if necessary.

On behalf of everyone here at USAA Investment Management Company, thank you for allowing us to help you manage your investments. We appreciate your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF MATTHEW FREUND]                               [PHOTO OF JULIANNE BASS]
   MATTHEW FREUND, CFA                                     JULIANNE BASS, CFA
   USAA Investment                                         USAA Investment
   Management Company                                      Management Company

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o   HOW DID THE USAA SHORT-TERM BOND FUND (THE FUND SHARES) PERFORM DURING THE
    SIX-MONTH REPORTING PERIOD?

    The Fund Shares provided a total return of 1.26% for the six months ended January 31, 2011. This compares to returns of 0.63% for the Barclays Capital 1-3 Year Government/Credit Index and 1.16% for the Lipper Short Investment Grade Bond Funds Index. At the same time, the Fund Shares provided a one-year dividend yield of 3.14%, compared to 2.27% for the average Lipper Short Investment Grade Debt Fund.

o   WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE REPORTING PERIOD?

    As the period began, economic growth appeared to be weakening. In this environment, investors generally preferred ultra-safe U.S. Treasuries over higher risk assets such as corporate bonds and high yield securities. Despite a strong hint from Federal Reserve (the Fed) chairman Ben Bernanke regarding a new round of quantitative easing (QE2), U.S. Treasury prices continued to rise and yields declined.

    The U.S. Treasury rally continued into the mid-term elections, which ended as expected with the Republicans in control of the House of

    Refer to page 12 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA SHORT-TERM BOND FUND

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    Representatives and the Democrats holding a slim majority in the Senate.
    Investors seemed optimistic about the potential of greater bipartisanship. Shortly after the election, the Fed formally announced QE2. U.S. Treasury yields surged and the yield curve steepened as market sentiment shifted. Riskier assets found greater favor, outperforming U.S. Treasuries for the reporting period as a whole.

    Meanwhile, the Fed continued to hold overnight interest rates in a range of 0% to 0.25%, reiterating its pledge to keep them low for an "extended period" to stimulate the economy and help lower unemployment. With short-term yields at extraordinary low levels, many short-term investors slightly extended their investment time horizons.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    The Fund performed well during the reporting period, largely because of the income it generated. We continued to focus on sectors with potentially attractive returns and reasonable margins of safety -- a strategy that gave the Fund a yield advantage over its peers.

    With interest rates so low, it was a challenge to find opportunities. We were also forced to reinvest at lower yields when a number of the portfolio's holdings matured or were prepaid by issuers. The portfolio benefited from investments in highly-rated short-term securities, including commercial mortgage-backed securities (CMBS) and asset-backed securities
    (ABS), and select corporate bonds. Our dedicated team of credit analysts helped us identify the most attractive opportunities while continuing to analyze and monitor every bond in your Fund.

    We remain committed to long-term income generation through a high-quality portfolio diversified among multiple asset classes and across a large number of issuers. As always, we continued to limit the positions we took in any one issuer to minimize the Fund's exposure to potential surprises.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

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o   WHAT IS THE OUTLOOK?

    Although economic growth accelerated in the fourth quarter of 2010, we expect the recovery to continue at a gradual pace. With unemployment at 9%, consumers are likely to restrain their spending. At the end of the reporting period, inflation remained benign, which should allow the Fed to keep short-term rates low until later in 2011.

    In recent years, the bond market has generated strong returns. However, we do not think these outsized results will continue. We believe fixed income has returned to its traditional role as an income-accumulation vehicle. Accordingly, shareholders should expect the majority of their return to come from the income provided by the Fund. As we continue to invest at lower interest rates, the Fund's yield is likely to decrease. In the months ahead, we will continue providing you with a high-quality, well-diversified bond fund that has an acceptable level of risk.

    Thank you for your continued confidence in us. We will continue working hard to serve your investment needs.

    As interest rates rise, existing bond prices fall. o Diversification does not guarantee a profit or prevent a loss.

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6  | USAA SHORT-TERM BOND FUND

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FUND RECOGNITION

USAA SHORT-TERM BOND FUND SHARES

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                        out of 379 short-term bond funds
                     for the period ended January 31, 2011:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * * *
                                out of 379 funds

                                     5-YEAR
                                     * * * *
                                out of 324 funds

                                     10-YEAR
                                      * * *
                                   out of 188

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

================================================================================

                                                           FUND RECOGNITION |  7

================================================================================

                            LIPPER LEADERS (OVERALL)

                         [5]                       [5]
                     TOTAL RETURN              PRESERVATION

The Short-Term Bond Fund Shares are listed as a Lipper Leader for Total Return among 218 funds within the Lipper Short Investment Grade Debt Funds category for the period ending January 31, 2011, and received a Lipper Leader rating among 170 funds for the five-year period. The Fund Shares also received a Lipper Leader for Preservation among 4,329 fixed-income funds for the overall period ended January 31, 2011, and received a Lipper Leader rating for Preservation among 3,671 and 2,556 fixed-income funds for the five-and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of January 31, 2011. Lipper ratings for Preservation reflect funds' expense minimization relative to peers with similar load structures as of January 31, 2011.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return and Preservation metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2011, Reuters, All Rights Reserved.

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8  | USAA SHORT-TERM BOND FUND

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INVESTMENT OVERVIEW

USAA SHORT-TERM BOND FUND SHARES (Symbol: USSBX)

--------------------------------------------------------------------------------
                                             1/31/11                7/31/10
--------------------------------------------------------------------------------
Net Assets                               $1,946.0 Million       $1,767.2 Million
Net Asset Value Per Share                     $9.19                  $9.21
Dollar-Weighted Average
Portfolio Maturity(+)                       2.0 Years              2.2 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/11
--------------------------------------------------------------------------------
      7/31/10 to 1/31/11*        1 YEAR         5 YEARS            10 YEARS
            1.26%                 3.87%          5.22%              3.80%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD** AS OF 1/31/11                           EXPENSE RATIO***
--------------------------------------------------------------------------------
               2.40%                                               0.63%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED JANUARY 31, 2011

--------------------------------------------------------------------------------
               TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years           3.80%         =           4.41%           +         (0.61)%
5 Years            5.22%         =           4.42%           +          0.80%
1 Year             3.87%         =           3.21%           +          0.66%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2002 -- JANUARY 31, 2011

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                  TOTAL RETURN       DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
1/31/2002              3.63%              6.29%                   -2.66%
1/31/2003              0.09               5.03                    -4.94
1/31/2004              4.27               3.72                     0.55
1/31/2005              1.55               3.20                    -1.65
1/31/2006              2.54               3.77                    -1.23
1/31/2007              4.68               4.45                     0.23
1/31/2008              6.28               4.81                     1.47
1/31/2009             -2.39               4.51                    -6.90
1/31/2010             14.35               5.14                     9.21
1/31/2011              3.87               3.21                     0.66

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA SHORT-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

           BARCLAYS CAPITAL 1-3 YR    USAA SHORT-TERM BOND    LIPPER SHORT INVESTMENT
           GOVERNMENT/CREDIT INDEX         FUND SHARES        GRADE BOND FUNDS INDEX
01/31/01         $10,000.00                $10,000.00               $10,000.00
02/28/01          10,071.20                 10,075.76                10,069.72
03/31/01          10,152.95                 10,170.81                10,142.36
04/30/01          10,185.14                 10,218.15                10,166.64
05/31/01          10,247.84                 10,283.98                10,229.48
06/30/01          10,287.10                 10,339.62                10,271.78
07/31/01          10,416.50                 10,521.90                10,398.09
08/31/01          10,487.18                 10,588.10                10,465.48
09/30/01          10,643.22                 10,681.05                10,565.21
10/31/01          10,749.56                 10,684.54                10,645.18
11/30/01          10,720.59                 10,410.43                10,592.59
12/31/01          10,725.87                 10,349.16                10,582.02
01/31/02          10,756.51                 10,362.84                10,612.69
02/28/02          10,803.25                 10,321.30                10,643.99
03/31/02          10,732.95                 10,350.85                10,595.80
04/30/02          10,852.82                 10,375.46                10,680.07
05/31/02          10,909.85                 10,411.24                10,739.70
06/30/02          10,997.14                 10,319.98                10,751.76
07/31/02          11,106.58                 10,070.32                10,784.01
08/31/02          11,166.57                 10,208.57                10,851.58
09/30/02          11,263.26                 10,300.30                10,922.17
10/31/02          11,277.55                 10,188.42                10,928.86
11/30/02          11,277.04                 10,177.99                10,933.37
12/31/02          11,399.35                 10,336.59                11,042.33
01/31/03          11,413.38                 10,372.03                11,059.70
02/28/03          11,476.47                 10,440.49                11,126.26
03/31/03          11,500.80                 10,461.18                11,143.26
04/30/03          11,545.22                 10,554.78                11,191.39
05/31/03          11,610.62                 10,685.01                11,255.41
06/30/03          11,636.11                 10,706.28                11,276.17
07/31/03          11,560.41                 10,588.25                11,176.78
08/31/03          11,565.17                 10,596.62                11,187.34
09/30/03          11,692.76                 10,743.47                11,303.87
10/31/03          11,645.38                 10,717.59                11,275.25
11/30/03          11,646.28                 10,722.45                11,277.67
12/31/03          11,720.18                 10,776.07                11,334.61
01/31/04          11,752.11                 10,814.87                11,371.22
02/29/04          11,818.03                 10,878.46                11,423.61
03/31/04          11,859.87                 10,918.82                11,462.45
04/30/04          11,738.21                 10,818.47                11,360.04
05/31/04          11,721.86                 10,808.83                11,337.79
06/30/04          11,725.34                 10,812.33                11,345.72
07/31/04          11,775.03                 10,855.11                11,391.63
08/31/04          11,867.21                 10,919.04                11,472.69
09/30/04          11,860.65                 10,938.15                11,475.70
10/31/04          11,901.85                 10,965.66                11,513.61
11/30/04          11,843.91                 10,945.60                11,481.54
12/31/04          11,872.62                 10,979.01                11,516.75
01/31/05          11,870.69                 10,982.20                11,518.41
02/28/05          11,848.42                 10,977.20                11,507.41
03/31/05          11,839.28                 10,983.09                11,491.60
04/30/05          11,908.16                 11,031.46                11,551.64
05/31/05          11,959.53                 11,074.26                11,597.45
06/30/05          11,986.31                 11,095.91                11,631.73
07/31/05          11,954.25                 11,092.31                11,605.14
08/31/05          12,031.88                 11,149.95                11,676.14
09/30/05          12,001.75                 11,161.07                11,651.85
10/31/05          11,996.86                 11,169.16                11,643.10
11/30/05          12,036.00                 11,193.51                11,677.16
12/31/05          12,083.12                 11,230.82                11,719.35
01/31/06          12,106.42                 11,261.20                11,750.16
02/28/06          12,120.72                 11,285.80                11,775.73
03/31/06          12,135.39                 11,303.10                11,784.94
04/30/06          12,176.33                 11,341.86                11,822.02
05/31/06          12,193.20                 11,357.04                11,840.50
06/30/06          12,217.02                 11,387.83                11,858.80
07/31/06          12,311.39                 11,478.45                11,947.75
08/31/06          12,403.31                 11,558.92                12,034.73
09/30/06          12,469.62                 11,629.52                12,100.25
10/31/06          12,522.15                 11,683.19                12,154.70
11/30/06          12,590.77                 11,767.96                12,226.40
12/31/06          12,596.82                 11,759.41                12,234.82
01/31/07          12,625.92                 11,788.20                12,266.21
02/28/07          12,728.53                 11,910.99                12,367.07
03/31/07          12,778.10                 11,941.96                12,411.52
04/30/07          12,825.09                 11,987.03                12,459.90
05/31/07          12,815.17                 11,965.31                12,443.40
06/30/07          12,869.12                 12,000.11                12,476.89
07/31/07          12,969.67                 12,059.58                12,551.71
08/31/07          13,075.37                 12,124.85                12,567.07
09/30/07          13,172.06                 12,208.73                12,673.01
10/31/07          13,231.67                 12,256.84                12,701.97
11/30/07          13,418.74                 12,405.96                12,818.00
12/31/07          13,457.75                 12,438.16                12,821.79
01/31/08          13,692.07                 12,528.60                12,979.98
02/29/08          13,814.38                 12,523.48                13,002.89
03/31/08          13,824.67                 12,508.68                12,841.36
04/30/08          13,745.50                 12,499.90                12,840.72
05/31/08          13,711.38                 12,563.06                12,832.03
06/30/08          13,736.48                 12,566.82                12,807.28
07/31/08          13,775.88                 12,573.19                12,725.97
08/31/08          13,840.12                 12,595.46                12,770.35
09/30/08          13,757.86                 12,472.53                12,489.60
10/31/08          13,787.34                 12,150.91                12,247.12
11/30/08          13,952.39                 12,093.94                12,051.17
12/31/08          14,126.97                 12,119.27                12,230.67
01/31/09          14,165.08                 12,231.25                12,352.35
02/28/09          14,140.62                 12,300.44                12,383.52
03/31/09          14,207.31                 12,468.65                12,373.35
04/30/09          14,287.78                 12,656.71                12,530.20
05/31/09          14,385.50                 12,961.39                12,746.93
06/30/09          14,409.96                 13,106.76                12,844.74
07/31/09          14,478.45                 13,344.57                13,013.56
08/31/09          14,555.44                 13,501.09                13,167.41
09/30/09          14,611.19                 13,644.53                13,283.43
10/31/09          14,657.79                 13,749.62                13,431.05
11/30/09          14,752.55                 13,863.79                13,465.11
12/31/09          14,667.32                 13,821.99                13,485.50
01/31/10          14,780.10                 13,984.67                13,621.79
02/28/10          14,813.71                 14,027.89                13,654.50
03/31/10          14,797.61                 14,052.88                13,697.03
04/30/10          14,842.16                 14,142.05                13,809.65
05/31/10          14,878.85                 14,161.82                13,788.21
06/30/10          14,953.27                 14,244.76                13,868.85
07/31/10          15,015.06                 14,345.84                13,974.66
08/31/10          15,049.70                 14,412.88                14,053.06
09/30/10          15,088.19                 14,465.36                14,100.61
10/31/10          15,131.19                 14,516.03                14,160.97
11/30/10          15,098.62                 14,503.97                14,118.29
12/31/10          15,078.02                 14,478.48                14,098.84
01/31/11          15,110.08                 14,526.03                14,136.25

                                   [END CHART]

                      Data from 1/31/01 through 1/31/11.

                      See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

The graph on page 11 illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Capital 1-3 Year Government/ Credit Index, formerly known as the Lehman Brothers 1-3 Year Government/Credit Index, is made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

o The unmanaged Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

12  | USAA SHORT-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                      USAA SHORT-TERM            LIPPER SHORT INVESTMENT GRADE
                      BOND FUND SHARES                 DEBT FUNDS AVERAGE
01/31/02                    6.48%                             5.17%
01/31/03                    5.23                              3.85
01/31/04                    3.65                              2.81
01/31/05                    3.23                              2.58
01/31/06                    3.77                              3.22
01/31/07                    4.35                              4.13
01/31/08                    4.60                              4.44
01/31/09                    4.92                              4.56
01/31/10                    4.45                              2.97
01/31/11                    3.14                              2.27

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/02 to 1/31/11.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA SHORT-TERM BOND FUND INSTITUTIONAL SHARES*


--------------------------------------------------------------------------------
                                            1/31/11                 7/31/10
--------------------------------------------------------------------------------

Net Assets                               $95.1 Million           $70.5 Million
Net Asset Value Per Share                    $9.19                    $9.21


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/11
--------------------------------------------------------------------------------
     7/31/10 to 1/31/11**            1 YEAR          SINCE INCEPTION 8/01/08

             1.37%                    4.12%                   6.20%


--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------

                                      0.39%


*The USAA Short-Term Bond Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA SHORT-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA SHORT-TERM BOND FUND    LIPPER SHORT INVESTMENT GRADE    BARCLAYS CAPITAL 1-3 YEAR
                 INSTITUTIONAL SHARES             BOND FUNDS INDEX           GOVERNMENT/CREDIT INDEX
07/31/2008            $10,000.00                     $10,000.00                     $10,000.00
08/31/2008             10,016.15                      10,034.87                      10,046.64
09/30/2008              9,920.78                       9,814.26                       9,986.92
10/31/2008              9,667.70                       9,623.72                      10,008.32
11/30/2008              9,624.67                       9,469.75                      10,128.13
12/31/2008              9,647.65                       9,610.79                      10,254.86
01/31/2009              9,739.52                       9,706.41                      10,282.52
02/28/2009              9,797.00                       9,730.91                      10,264.77
03/31/2009              9,933.58                       9,722.92                      10,313.18
04/30/2009             10,085.90                       9,846.16                      10,371.59
05/31/2009             10,331.34                      10,016.47                      10,442.52
06/30/2009             10,449.65                      10,093.33                      10,460.28
07/31/2009             10,642.83                      10,225.98                      10,510.00
08/31/2009             10,769.72                      10,346.88                      10,565.89
09/30/2009             10,886.42                      10,438.05                      10,606.36
10/31/2009             10,972.54                      10,554.05                      10,640.19
11/30/2009             11,065.83                      10,580.81                      10,708.97
12/31/2009             11,033.88                      10,596.84                      10,647.10
01/31/2010             11,165.85                      10,703.93                      10,728.97
02/28/2010             11,202.39                      10,729.64                      10,753.37
03/31/2010             11,224.49                      10,763.05                      10,741.68
04/30/2010             11,297.84                      10,851.55                      10,774.02
05/31/2010             11,315.70                      10,834.70                      10,800.66
06/30/2010             11,384.53                      10,898.07                      10,854.67
07/31/2010             11,468.19                      10,981.22                      10,899.53
08/31/2010             11,523.95                      11,042.82                      10,924.67
09/30/2010             11,568.04                      11,080.18                      10,952.62
10/31/2010             11,610.75                      11,127.61                      10,983.83
11/30/2010             11,603.20                      11,094.07                      10,960.19
12/31/2010             11,585.16                      11,078.79                      10,945.24
01/31/2011             11,625.70                      11,108.19                      10,968.51

                                   [END CHART]

                       Data from 7/31/08 through 1/31/11.*

                       See page 12 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital 1-3 Year Government/Credit Index and the Lipper Short Investment Grade Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

USAA SHORT-TERM BOND ADVISER SHARES
(Symbol: UASBX)*


--------------------------------------------------------------------------------
                                                                     1/31/11
--------------------------------------------------------------------------------

Net Assets                                                         $5.0 Million
Net Asset Value Per Share                                              $9.20


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/11
--------------------------------------------------------------------------------
                            Since Inception 8/01/10**

                                      1.21%


--------------------------------------------------------------------------------
                        30-DAY SEC YIELD*** AS OF 1/31/11
--------------------------------------------------------------------------------

                                       2.12%


--------------------------------------------------------------------------------
                                EXPENSE RATIO****
--------------------------------------------------------------------------------

      BEFORE REIMBURSEMENT   1.19%            AFTER REIMBURSEMENT   0.90%


*The USAA Short-Term Bond Fund Adviser Shares (Adviser Shares) commenced operations on August 1, 2010, and do not have a full calendar year of performance.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

***Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

****USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.90% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND ADVISER SHARES' PROSPECTUS DATED DECEMBER 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

16  | USAA SHORT-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA SHORT-TERM         BARCLAYS CAPITAL          LIPPER SHORT
                        BOND FUND                1-3 YEAR            INVESTMENT GRADE
                  INSTITUTIONAL SHARES    GOVERNMENT/CREDIT INDEX    BOND FUNDS INDEX
 7/31/2010             $10,000.00              $10,000.00               $10,000.00
 8/31/2010              10,043.84               10,056.10                10,023.07
 9/30/2010              10,078.03               10,090.12                10,048.70
10/31/2010              10,121.71               10,133.32                10,077.34
11/30/2010              10,099.91               10,102.77                10,055.65
12/31/2010              10,079.47               10,088.86                10,041.93
 1/31/2011              10,121.33               10,115.63                10,063.28

                                   [END CHART]

                       Data from 7/31/10 through 1/31/11.*

                       See page 12 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Adviser Shares to the benchmarks.

*The performance of the Barclays Capital 1-3 Year Government/Credit Index and the Lipper Short Investment Grade Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2011 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        50.1%
AA                                                                         12.6%
A                                                                          14.0%
BBB                                                                        19.9%
BELOW INVESTMENT-GRADE                                                      2.9%
UNRATED                                                                     0.2%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                         0.3%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Investment Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. Government are not rated but are treated as AAA for credit quality purposes. Securities with short-term investment-grade ratings represent the two highest short-term credit ratings. The below-investment grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 20-42.

================================================================================

18  | USAA SHORT-TERM BOND FUND

================================================================================

                         o PORTFOLIO MIX -- 1/31/2011 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                      28.5%
COMMERCIAL MORTGAGE SECURITIES                                             21.9%
ASSET-BACKED SECURITIES                                                    20.7%
U.S. GOVERNMENT AGENCY ISSUES                                              11.9%
EURODOLLAR AND YANKEE OBLIGATIONS                                           8.0%
MUNICIPAL BONDS                                                             6.7%
MONEY MARKET FUNDS                                                          2.0%
VARIABLE-RATE DEMAND NOTES                                                  0.2%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  19

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (28.5%)

            CONSUMER DISCRETIONARY (1.4%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.1%)
$   1,000   AutoZone, Inc.                                  5.88%        10/15/2012           $    1,076
                                                                                              ----------
            BROADCASTING (0.3%)
    5,000   NBC Universal(a)                                3.65          4/30/2015                5,142
                                                                                              ----------
            CABLE & SATELLITE (0.1%)
    1,000   Time Warner Cable, Inc.                         8.25          2/14/2014                1,168
                                                                                              ----------
            DEPARTMENT STORES (0.2%)
    5,000   Macy's Retail Holdings, Inc.                    6.63          4/01/2011                5,069
                                                                                              ----------
            HOME IMPROVEMENT RETAIL (0.1%)
    2,000   Home Depot, Inc.                                5.20          3/01/2011                2,007
                                                                                              ----------
            HOTELS, RESORTS, & CRUISE LINES (0.1%)
    3,000   Royal Caribbean Cruises Ltd.                    8.75          2/02/2011                3,000
                                                                                              ----------
            HOUSEWARES & SPECIALTIES (0.2%)
    5,000   Fortune Brands, Inc.                            3.00          6/01/2012                5,069
                                                                                              ----------
            LEISURE PRODUCTS (0.2%)
    3,000   Mattel, Inc.                                    5.63          3/15/2013                3,241
                                                                                              ----------
            SPECIALTY STORES (0.1%)
    3,000   Staples, Inc.                                   7.75          4/01/2011                3,033
                                                                                              ----------
            Total Consumer Discretionary                                                          28,805
                                                                                              ----------
            CONSUMER STAPLES (1.5%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
    3,000   Cargill, Inc.(a)                                5.20          1/22/2013                3,231
    3,000   Corn Products International, Inc.               3.20         11/01/2015                3,028
                                                                                              ----------
                                                                                                   6,259
                                                                                              ----------
            DRUG RETAIL (0.1%)
    2,000   Walgreen Co.                                    4.88          8/01/2013                2,185
                                                                                              ----------
            PACKAGED FOODS & MEAT (0.6%)
    2,000   ConAgra Foods, Inc.                             5.88          4/15/2014                2,217
    3,000   Kraft Foods, Inc.                               2.63          5/08/2013                3,093

================================================================================

20  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   1,000   Kraft Foods, Inc.                               5.25%        10/01/2013           $    1,093
    1,000   Kraft Foods, Inc.                               6.75          2/19/2014                1,141
    5,000   Wrigley William Jr. Co.(a)                      2.45          6/28/2012                5,032
                                                                                              ----------
                                                                                                  12,576
                                                                                              ----------
            SOFT DRINKS (0.5%)
    1,000   Bottling Group, LLC                             6.95          3/15/2014                1,159
    2,000   Coca Cola Enterprises, Inc.                     3.75          3/01/2012                2,064
    1,000   Coca Cola Enterprises, Inc.                     7.38          3/03/2014                1,170
    3,000   Dr Pepper Snapple Group, Inc.                   1.70         12/21/2011                3,027
    2,000   PepsiAmericas, Inc.                             4.38          2/15/2014                2,170
                                                                                              ----------
                                                                                                   9,590
                                                                                              ----------
            Total Consumer Staples                                                                30,610
                                                                                              ----------
            ENERGY (4.4%)
            -------------
            INTEGRATED OIL & GAS (0.6%)
    4,000   Chevron Corp.                                   3.45          3/03/2012                4,118
    1,000   Hess Corp.                                      7.00          2/15/2014                1,149
    1,425   Louisiana Land and Exploration Co.              7.63          4/15/2013                1,597
    3,000   Marathon Oil Corp.                              6.50          2/15/2014                3,449
    2,800   Murphy Oil Corp.                                6.38          5/01/2012                2,958
                                                                                              ----------
                                                                                                  13,271
                                                                                              ----------
            OIL & GAS DRILLING (0.3%)
    5,000   Noble Holding International Ltd.                3.45          8/01/2015                5,139
                                                                                              ----------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    1,000   Baker Hughes, Inc.                              6.50         11/15/2013                1,139
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    3,000   Apache Corp.                                    5.25          4/15/2013                3,258
    3,000   Apache Finance Canada Corp.                     4.38          5/15/2015                3,210
    2,000   Devon Energy Corp.                              5.63          1/15/2014                2,232
                                                                                              ----------
                                                                                                   8,700
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.1%)
    2,000   Valero Energy Corp.                             6.88          4/15/2012                2,139
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (2.9%)
    3,000   Buckeye Partners                                5.30         10/15/2014                3,250
    1,000   DCP Midstream, LLC(a)                           9.70         12/01/2013                1,196
    5,000   El Paso Pipeline Partners Operating Co., LLC    4.10         11/15/2015                5,067
    2,000   Enbridge Energy Partners, LP                    9.88          3/01/2019                2,648
    1,000   Energy Transfer Partners, LP                    6.00          7/01/2013                1,088
    1,000   Energy Transfer Partners, LP                    9.70          3/15/2019                1,313
    3,000   Enterprise Products Operating, LP               4.60          8/01/2012                3,144

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   1,105   Enterprise Products Operating, LP               6.13%         2/01/2013           $    1,197
    1,000   Enterprise Products Operating, LP               5.90          4/15/2013                1,090
    2,000   Enterprise Products Operating, LP               3.70          6/01/2015                2,072
    1,871   Kern River Funding Corp.(a)                     6.68          7/31/2016                2,077
    2,000   Kinder Morgan Energy Partners, LP               6.75          3/15/2011                2,013
    2,000   Kinder Morgan, Inc.                             6.50          9/01/2012                2,120
    6,000   NGPL PipeCo, LLC(a)                             6.51         12/15/2012                6,489
    1,000   ONEOK Partners, LP                              5.90          4/01/2012                1,053
    5,000   Rockies Express Pipeline, LLC(a)                3.90          4/15/2015                4,955
    3,757   Sonat, Inc.                                     7.63          7/15/2011                3,861
    5,000   Spectra Energy Capital, LLC                     5.90          9/15/2013                5,504
    2,000   Sunoco Logistics Partners Operations, LP        8.75          2/15/2014                2,301
    2,000   Valero Logistics                                6.88          7/15/2012                2,140
    4,845   Williams Partners, LP                           3.80          2/15/2015                5,023
                                                                                              ----------
                                                                                                  59,601
                                                                                              ----------
            Total Energy                                                                          89,989
                                                                                              ----------
            FINANCIALS (9.1%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    2,000   State Street Corp.                              2.15          4/30/2012                2,039
                                                                                              ----------
            CONSUMER FINANCE (0.7%)
    2,000   American Express Credit Corp.                   5.88          5/02/2013                2,175
    5,000   American Honda Finance Corp.(a)                 0.65(b)      11/07/2012                4,998
    1,000   American Honda Finance Corp.(a)                 6.70         10/01/2013                1,131
    5,000   American Honda Finance Corp.(a)                 3.50          3/16/2015                5,133
                                                                                              ----------
                                                                                                  13,437
                                                                                              ----------
            DIVERSIFIED BANKS (0.6%)
    4,000   Canadian Imperial Bank(a)                       2.60          7/02/2015                4,033
    1,000   First Tennessee Bank, N.A.                      4.63          5/15/2013                1,022
    5,000   Wells Fargo & Co.                               3.63          4/15/2015                5,228
    2,000   Wells Fargo Capital XV                          9.75(b)               -(c)             2,208
                                                                                              ----------
                                                                                                  12,491
                                                                                              ----------
            DIVERSIFIED CAPITAL MARKETS (0.0%)
    1,000   UBS AG                                          2.25          8/12/2013                1,009
                                                                                              ----------
            LIFE & HEALTH INSURANCE (2.0%)
    1,000   Blue Cross Blue Shield, Inc.                    8.25         11/15/2011                1,039
    2,000   Jackson National Life Global Funding(a)         5.38          5/08/2013                2,168
    3,000   MetLife Global Funding I(a)                     0.70(b)       7/13/2011                3,003
    2,000   MetLife Global Funding I(a)                     5.75          7/25/2011                2,046
    5,000   MetLife Global Funding I(a)                     2.88          9/17/2012                5,123
    1,000   MetLife Global Funding I(a)                     5.13          4/10/2013                1,076
    1,000   MetLife Global Funding I(a)                     5.13          6/10/2014                1,092

================================================================================

22  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   5,000   New York Life Global Funding(a)                 1.85%        12/13/2013           $    5,053
    5,000   New York Life Global Funding(a)                 3.00          5/04/2015                5,113
    3,000   Pricoa Global Funding I(a)                      5.45          6/11/2014                3,297
    1,500   Principal Life Global Funding I                 6.25          2/15/2012                1,560
    4,000   Principal Life Income Fundings Trust            5.15          6/17/2011                4,055
    2,000   Principal Life Income Fundings Trust            5.15          9/30/2011                2,045
    2,000   Principal Life Income Fundings Trust            5.30         12/14/2012                2,146
    2,000   Prudential Financial, Inc.                      5.15          1/15/2013                2,131
                                                                                              ----------
                                                                                                  40,947
                                                                                              ----------
            MULTI-LINE INSURANCE (0.7%)
    2,000   AIG Sunamerica Global Financing(a)              6.30          5/10/2011                2,037
    1,000   Assurant, Inc.                                  5.63          2/15/2014                1,067
    2,000   Genworth Life Institutional Funding Trust(a)    5.88          5/03/2013                2,098
    2,000   Hartford Financial Services Group, Inc.         4.75          3/01/2014                2,103
    4,000   Hartford Life Global Funding Trust              0.40(b)       1/17/2012                3,991
    2,000   International Lease Finance Corp.(a)            6.50          9/01/2014                2,140
                                                                                              ----------
                                                                                                  13,436
                                                                                              ----------
            MULTI-SECTOR HOLDINGS (0.4%)
    1,000   Leucadia National Corp.                         7.00          8/15/2013                1,078
    5,500   Leucadia National Corp.                         8.13          9/15/2015                6,077
                                                                                              ----------
                                                                                                   7,155
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
    2,000   Citigroup, Inc.                                 5.30         10/17/2012                2,116
    3,000   Citigroup, Inc.                                 2.29(b)       8/13/2013                3,067
    5,000   General Electric Capital Corp.                  1.88          9/16/2013                5,017
    5,000   JP Morgan Chase & Co.                           0.94(b)       2/26/2013                5,029
                                                                                              ----------
                                                                                                  15,229
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (0.2%)
    2,000   Allstate Life Global Funding Trust              5.38          4/30/2013                2,176
    1,500   RLI Corp.                                       5.95          1/15/2014                1,571
                                                                                              ----------
                                                                                                   3,747
                                                                                              ----------
            REGIONAL BANKS (0.5%)
    2,000   BB&T Corp.                                      3.38          9/25/2013                2,090
    2,000   BB&T Corp.                                      3.95          4/29/2016                2,082
    2,000   Chittenden Corp.                                5.80          2/14/2017                1,997
    2,000   Cullen/Frost Bankers, Inc.                      5.75          2/15/2017                1,949
    2,000   Susquehanna Bancshares, Inc.                    2.11(b)       5/01/2014                1,744
                                                                                              ----------
                                                                                                   9,862
                                                                                              ----------
            REITs - DIVERSIFIED (0.1%)
    3,000   Liberty Property, LP                            7.25          3/15/2011                3,021
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            REITs - INDUSTRIAL (0.2%)
$   2,000   AMB Property, LP                                6.30%         6/01/2013           $    2,161
    2,000   ProLogis                                        2.25          4/01/2037                1,995
                                                                                              ----------
                                                                                                   4,156
                                                                                              ----------
            REITs - OFFICE (0.6%)
    1,216   Boston Properties, LP                           6.25          1/15/2013                1,326
    2,000   Duke Realty, LP                                 5.63          8/15/2011                2,038
    4,500   HRPT Properties Trust                           6.50          1/15/2013                4,736
    3,000   Mack-Cali Realty, LP                            5.13          1/15/2015                3,175
                                                                                              ----------
                                                                                                  11,275
                                                                                              ----------
            REITs - RESIDENTIAL (0.7%)
      878   AvalonBay Communities, Inc.                     6.63          9/15/2011                  908
    2,000   AvalonBay Communities, Inc.                     5.50          1/15/2012                2,076
    5,000   Camden Property Trust                           5.88         11/30/2012                5,341
    1,000   ERP Operating, LP                               6.63          3/15/2012                1,060
    2,000   ERP Operating, LP                               5.50         10/01/2012                2,139
    3,000   United Dominion Realty Trust                    5.25          1/15/2015                3,145
                                                                                              ----------
                                                                                                  14,669
                                                                                              ----------
            REITs - RETAIL (0.9%)
    2,000   Equity One, Inc.                                6.25         12/15/2014                2,155
    2,000   Federal Realty Investment Trust                 6.00          7/15/2012                2,126
    1,000   Kimco Realty Corp.                              6.00         11/30/2012                1,071
    2,000   Realty Income Corp.                             5.38          3/15/2013                2,102
    1,000   Regency Centers, LP                             6.75          1/15/2012                1,035
    1,625   Regency Centers, LP                             4.95          4/15/2014                1,707
    2,000   Simon Property Group, LP                        5.60          9/01/2011                2,029
    3,000   Simon Property Group, LP                        5.30          5/30/2013                3,267
    3,500   Weingarten Realty Investors                     5.26          5/15/2012                3,607
                                                                                              ----------
                                                                                                  19,099
                                                                                              ----------
            REITs - SPECIALIZED (0.7%)
    1,000   Health Care Property Investors, Inc.            5.95          9/15/2011                1,030
    1,000   Health Care Property Investors, Inc.            5.63          2/28/2013                1,067
    4,128   Hospitality Properties Trust                    5.13          2/15/2015                4,259
    2,950   Nationwide Health Properties, Inc.              6.90         10/01/2037                3,016
    5,000   Ventas Realty, LP                               3.13         11/30/2015                4,852
                                                                                              ----------
                                                                                                  14,224
                                                                                              ----------
            Total Financials                                                                     185,796
                                                                                              ----------

================================================================================

24  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            GOVERNMENT (0.5%)
            -----------------
            U.S. GOVERNMENT (0.5%)(d)
$   5,000   U.S. Central Federal Credit Union               1.25%        10/19/2011           $    5,035
    5,000   U.S. Central Federal Credit Union               1.90         10/19/2012                5,110
                                                                                              ----------
            Total Government                                                                      10,145
                                                                                              ----------
            HEALTH CARE (1.3%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
    2,000   Covidien International Finance S.A.             5.45         10/15/2012                2,151
                                                                                              ----------
            HEALTH CARE FACILITIES (0.3%)
    3,000   HCA, Inc.(e)                                    2.55(b)      11/17/2013                3,000
    3,000   HCA, Inc.                                       9.25         11/15/2016                3,247
                                                                                              ----------
                                                                                                   6,247
                                                                                              ----------
            PHARMACEUTICALS (0.9%)
    2,000   Abbott Laboratories                             5.15         11/30/2012                2,157
    3,000   Eli Lilly & Co.                                 3.55          3/06/2012                3,090
    1,000   Merck & Co., Inc.                               1.88          6/30/2011                1,007
    2,290   Mylan, Inc.(e)                                  3.56(b)      10/02/2014                2,307
    9,400   Pfizer, Inc.(f)                                 4.45          3/15/2012                9,803
                                                                                              ----------
                                                                                                  18,364
                                                                                              ----------
            Total Health Care                                                                     26,762
                                                                                              ----------
            INDUSTRIALS (1.8%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
    2,000   General Dynamics Corp.                          1.80          7/15/2011                2,016
    2,500   L3 Communications Corp.                         6.38         10/15/2015                2,591
                                                                                              ----------
                                                                                                   4,607
                                                                                              ----------
            AIR FREIGHT & LOGISTICS (0.3%)
    1,219   Federal Express Corp.                           7.50          1/15/2018                1,283
    2,000   FedEx Corp.                                     7.38          1/15/2014                2,299
    2,000   United Parcel Service                           3.88          4/01/2014                2,152
                                                                                              ----------
                                                                                                   5,734
                                                                                              ----------
            AIRLINES (0.3%)
      245   Continental Airlines, Inc. Pass-Through Trust   7.03          6/15/2011                  248
    2,000   Southwest Airlines Co.                          6.50          3/01/2012                2,109
    2,769   United Air Lines, Inc.                          9.75          1/15/2017                3,218
                                                                                              ----------
                                                                                                   5,575
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY
              TRUCKS (0.7%)
$   1,000   Caterpillar Financial Services Corp.            4.85%        12/07/2012           $    1,072
    3,250   Caterpillar Financial Services Corp.            4.90          8/15/2013                3,538
    3,000   John Deere Capital Corp.                        5.25         10/01/2012                3,222
    3,000   John Deere Capital Corp.                        1.88          6/17/2013                3,052
    3,000   Paccar, Inc.                                    6.88          2/15/2014                3,441
                                                                                              ----------
                                                                                                  14,325
                                                                                              ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
    1,000   Tyco International Finance                      8.50          1/15/2019                1,285
                                                                                              ----------
            RAILROADS (0.1%)
    2,000   Union Pacific Corp.                             5.13          2/15/2014                2,178
                                                                                              ----------
            SECURITY & ALARM SERVICES (0.1%)
    3,000   Corrections Corp. of America                    6.25          3/15/2013                3,022
                                                                                              ----------
            Total Industrials                                                                     36,726
                                                                                              ----------
            INFORMATION TECHNOLOGY (0.9%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    1,000   Computer Sciences Corp.                         5.50          3/15/2013                1,073
    4,520   Fiserv, Inc.                                    6.13         11/20/2012                4,883
    4,890   Sungard Data Systems, Inc.(e)                   6.75(b)       2/28/2014                4,906
                                                                                              ----------
                                                                                                  10,862
                                                                                              ----------
            ELECTRONIC COMPONENTS (0.1%)
    2,000   Amphenol Corp.                                  4.75         11/15/2014                2,148
                                                                                              ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,000   Agilent Technologies, Inc.                      4.45          9/14/2012                2,087
                                                                                              ----------
            OFFICE ELECTRONICS (0.2%)
    2,996   Xerox Corp.                                     5.50          5/15/2012                3,156
                                                                                              ----------
            Total Information Technology                                                          18,253
                                                                                              ----------
            MATERIALS (1.2%)
            ----------------
            CONSTRUCTION MATERIALS (0.1%)
    1,290   Martin Marietta Materials, Inc.                 6.88          4/01/2011                1,300
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.4%)
    2,000   Chevron Phillips Chemical Co., LLC              7.00          3/15/2011                2,014
    2,000   Dow Chemical Co.                                4.85          8/15/2012                2,109
    3,000   Dow Chemical Co.                                5.90          2/15/2015                3,331
      333   E. I. du Pont de Nemours and Co.                5.00          1/15/2013                  359
    1,000   E. I. du Pont de Nemours and Co.                5.00          7/15/2013                1,091
                                                                                              ----------
                                                                                                   8,904
                                                                                              ----------
            GOLD (0.1%)
    2,000   Barrick Gold Finance Co., LLC                   6.13          9/15/2013                2,239
                                                                                              ----------

================================================================================

26  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            INDUSTRIAL GASES (0.3%)
$   6,000   Praxair, Inc.                                   2.13%         6/14/2013           $    6,140
                                                                                              ----------
            METAL & GLASS CONTAINERS (0.09%)
    1,000   Owens Brockway Glass Container, Inc.            6.75         12/01/2014                1,033
                                                                                              ----------
            PAPER PRODUCTS (0.3%)
    5,000   Georgia-Pacific Corp.(e),(g)                    1.00         12/23/2012                5,020
    1,000   Georgia-Pacific, LLC(a)                         7.00          1/15/2015                1,040
                                                                                              ----------
                                                                                                   6,060
                                                                                              ----------
            Total Materials                                                                       25,676
                                                                                              ----------
            TELECOMMUNICATION SERVICES (1.8%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
    2,000   AT&T, Inc.                                      4.85          2/15/2014                2,176
    5,852   Bellsouth Corp.(f)                              6.00         10/15/2011                6,079
    5,000   Qwest Communications International, Inc.        7.50          2/15/2014                5,087
    4,880   Qwest Corp.                                     8.88          3/15/2012                5,270
    1,000   Verizon Communications, Inc.                    5.25          4/15/2013                1,088
    6,000   Windstream Corp.                                8.13          8/01/2013                6,630
                                                                                              ----------
                                                                                                  26,330
                                                                                              ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    2,000   ALLTEL Corp.                                    7.00          7/01/2012                2,163
    3,000   Nextel Communications, Inc.                     6.88         10/31/2013                3,034
    5,000   Verizon Wireless Capital                        3.75          5/20/2011                5,049
    1,000   Verizon Wireless Capital                        7.38         11/15/2013                1,157
                                                                                              ----------
                                                                                                  11,403
                                                                                              ----------
            Total Telecommunication Services                                                      37,733
                                                                                              ----------
            UTILITIES (4.6%)
            ----------------
            ELECTRIC UTILITIES (3.2%)
    1,000   Appalachian Power Co.                           5.55          4/01/2011                1,008
    3,000   Appalachian Power Co.                           3.40          5/24/2015                3,069
      747   Aquila, Inc.                                    7.95          2/01/2011                  747
      802   Cedar Brakes II, LLC(a)                         9.88          9/01/2013                  852
    2,000   Cincinnati Gas & Electric Co.                   5.70          9/15/2012                2,150
    5,000   Columbus Southern Power                         0.70(b)       3/16/2012                5,014
    2,000   Commonwealth Edison Co.                         6.15          3/15/2012                2,119
    2,000   Duke Energy Ohio, Inc.                          2.10          6/15/2013                2,042
    4,000   Entergy Texas, Inc.                             3.60          6/01/2015                4,092
    2,000   FPL Group Capital, Inc.                         5.63          9/01/2011                2,057
    3,000   FPL Group Capital, Inc.                         0.69(b)      11/09/2012                3,013
    2,000   FPL Group Capital, Inc.                         2.55         11/15/2013                2,044
    5,000   Georgia Power Co.                               0.62(b)       3/15/2013                5,019
    2,000   Great Plains Energy, Inc.                       2.75          8/15/2013                2,032

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,000   ITC Holdings Corp.(a)                           5.25%         7/15/2013           $    2,079
    4,825   Nevada Power Co.                                6.50          4/15/2012                5,116
    1,000   Northeast Utilities                             5.65          6/01/2013                1,089
    2,000   Northern States Power Co.                       8.00          8/28/2012                2,214
      185   Oglethorpe Power Corp.                          6.97          6/30/2011                  186
    2,000   PacifiCorp                                      6.90         11/15/2011                2,100
    2,000   PPL Energy Supply, LLC                          6.40         11/01/2011                2,086
    7,000   Southern Co.                                    0.70(b)      10/21/2011                7,021
    1,991   Tristate General & Transport Association(a)     6.04          1/31/2018                2,147
    4,000   UtiliCorp Canada Finance Corp.                  7.75          6/15/2011                4,092
    2,000   West Penn Power Co.                             6.63          4/15/2012                2,117
                                                                                              ----------
                                                                                                  65,505
                                                                                              ----------
            GAS UTILITIES (0.3%)
    1,000   Consolidated Natural Gas Co.                    5.00          3/01/2014                1,078
    5,000   Florida Gas Transmission(a)                     4.00          7/15/2015                5,168
                                                                                              ----------
                                                                                                   6,246
                                                                                              ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    1,250   Ipalco Enterprises, Inc.                        8.63         11/14/2011                1,312
    1,000   Mirant Americas Generation, Inc.                8.30          5/01/2011                1,013
                                                                                              ----------
                                                                                                   2,325
                                                                                              ----------
            MULTI-UTILITIES (1.0%)
    3,605   Black Hills Corp.                               6.50          5/15/2013                3,915
    2,000   CenterPoint Energy Houston Electric, LLC        5.70          3/15/2013                2,166
    2,000   CenterPoint Energy Houston Electric, LLC        7.00          3/01/2014                2,301
      633   CMS Energy Corp.                                6.30          2/01/2012                  673
    3,150   CMS Energy Corp.                                1.25(b)       1/15/2013                3,115
    1,000   Dominion Resources, Inc.                        8.88          1/15/2019                1,293
    1,000   Energy East Corp.                               6.75          6/15/2012                1,065
    2,340   New York State Electric & Gas Corp.             5.50         11/15/2012                2,470
    2,000   PSEG Power, LLC                                 2.50          4/15/2013                2,041
    1,000   Puget Sound Energy, Inc.                        6.75          1/15/2016                1,167
                                                                                              ----------
                                                                                                  20,206
                                                                                              ----------
            Total Utilities                                                                       94,282
                                                                                              ----------
            Total Corporate Obligations (cost: $564,342)                                         584,777
                                                                                              ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (8.0%)

            CONSUMER STAPLES (0.7%)
            -----------------------
            BREWERS (0.7%)
    2,000   Anheuser-Busch Companies, Inc.                  3.00         10/15/2012                2,066
    2,000   Anheuser-Busch Companies, Inc.(a)               7.20          1/15/2014                2,308
   10,000   Miller Brewing Co.(a)                           5.50          8/15/2013               10,855
                                                                                              ----------
            Total Consumer Staples                                                                15,229
                                                                                              ----------

================================================================================

28  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            ENERGY (1.3%)
            -------------
            INTEGRATED OIL & GAS (1.2%)
$   5,000   BP Capital Markets plc                          1.55%         8/11/2011           $    5,022
    5,000   BP Capital Markets plc(f)                       3.13          3/10/2012                5,115
    2,000   Husky Energy, Inc.                              5.90          6/15/2014                2,216
      310   PEMEX Finance Ltd.                              9.03          2/15/2011                  312
    5,000   Shell International Finance                     1.88          3/25/2013                5,090
    5,000   Shell International Finance                     4.00          3/21/2014                5,372
                                                                                              ----------
                                                                                                  23,127
                                                                                              ----------
            OIL & GAS DRILLING (0.0%)
      166   Delek & Avner-Yam Tethys Ltd.(a)                1.39(b)       8/01/2013                  167
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
    2,000   Woodside Finance Ltd.(a)                        8.13          3/01/2014                2,316
                                                                                              ----------
            Total Energy                                                                          25,610
                                                                                              ----------
            FINANCIALS (3.3%)
            -----------------
            DIVERSIFIED BANKS (2.3%)
    5,000   ANZ National International                      6.20          7/19/2013                5,516
    5,000   Bank of Montreal                                2.13          6/28/2013                5,106
    5,000   Bank of Montreal(a)                             2.85          6/09/2015                5,101
    5,000   Bank of Montreal(a)                             2.63          1/25/2016                5,001
    2,000   Barclays Bank plc(a)                            7.38                  -(c)             2,002
    5,000   Canadian Imperial Bank(a)                       2.00          2/04/2013                5,089
    5,000   Canadian Imperial Bank                          1.45          9/13/2013                4,997
    5,000   Commonwealth Bank Australia(a)                  0.59(b)      11/04/2011                5,003
    2,000   Den Norske Bank ASA(a)                          7.73                  -(c)             2,009
    2,000   Royal Bank of Canada                            2.63         12/15/2015                2,005
    2,000   Standard Chartered plc(a)                       3.85          4/27/2015                2,061
    3,000   Westpac Banking Corp.                           2.10          8/02/2013                3,030
                                                                                              ----------
                                                                                                  46,920
                                                                                              ----------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
    1,500   UBS Preferred Funding Trust II                  7.25                  -(c)             1,503
                                                                                              ----------
            INVESTMENT BANKING & BROKERAGE (0.1%)
    2,000   Credit Suisse Group, AG                         5.50          5/01/2014                2,202
                                                                                              ----------
            MULTI-LINE INSURANCE (0.0%)
      584   ZFS Finance USA Trust IV(a)                     5.88          5/09/2032                  573
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    2,000   ING Capital Funding Trust III                   3.90(b)               -(c)             1,903
                                                                                              ----------
            REGIONAL BANKS (0.3%)
    5,000   Vestjysk Bank A/S (NBGA)(a)                     0.85(b)       6/17/2013                5,043
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            REITs - RETAIL (0.2%)
$   3,000   WEA Finance, LLC(a)                             5.40%        10/01/2012           $    3,184
                                                                                              ----------
            THRIFTS & MORTGAGE FINANCE (0.2%)
    5,000   Stadshypotek AB(a)                              0.85(b)       9/30/2013                4,997
                                                                                              ----------
            Total Financials                                                                      66,325
                                                                                              ----------
            HEALTH CARE (0.4%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
    3,000   Covidien International Finance S.A.             1.88          6/15/2013                3,038
                                                                                              ----------
            PHARMACEUTICALS (0.3%)
    5,000   Novartis Capital Corp.                          2.90          4/24/2015                5,159
      622   Warner Chilcott Corp., LLC(e)                   6.50(b)       2/22/2016                  631
                                                                                              ----------
                                                                                                   5,790
                                                                                              ----------
            Total Health Care                                                                      8,828
                                                                                              ----------
            INDUSTRIALS (0.4%)
            ------------------
            AEROSPACE & DEFENSE (0.3%)
    1,896   BAE Systems Asset Trust(a)                      6.66          9/15/2013                2,038
    3,000   BAE Systems Holdings, Inc.                      6.40         12/15/2011                3,146
                                                                                              ----------
                                                                                                   5,184
                                                                                              ----------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
    2,000   Brambles USA, Inc.(a)                           3.95          4/01/2015                2,032
                                                                                              ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
    2,000   Siemens Finance(a)                              5.50          2/16/2012                2,090
                                                                                              ----------
            Total Industrials                                                                      9,306
                                                                                              ----------
            MATERIALS (1.6%)
            ----------------
            CONSTRUCTION MATERIALS (0.1%)
    1,306   CRH America, Inc.                               5.63          9/30/2011                1,345
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.2%)
    3,305   Engelhard Corp.                                 4.25          5/15/2013                3,432
                                                                                              ----------
            DIVERSIFIED METALS & MINING (0.6%)
    5,000   Anglo American Capital(a)                       2.15          9/27/2013                5,060
    3,000   Glencore Funding, LLC(a)                        6.00          4/15/2014                3,178
    1,000   Teck Resources Ltd.                             9.75          5/15/2014                1,227
    3,030   Xstrata Finance Canada(a)                       5.50         11/16/2011                3,139
                                                                                              ----------
                                                                                                  12,604
                                                                                              ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    1,148   Agrium, Inc.                                    8.25          2/15/2011                1,151
    3,000   Incitec Pivot Finance Ltd.(a)                   4.00         12/07/2015                2,938
                                                                                              ----------
                                                                                                   4,089
                                                                                              ----------

================================================================================

30  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            METAL & GLASS CONTAINERS (0.2%)
$   3,280   Rexam PLC(a)                                    6.75%         6/01/2013           $    3,574
                                                                                              ----------
            PAPER PRODUCTS (0.2%)
    4,250   Sappi Papier Holding AG(a)                      6.75          6/15/2012                4,370
                                                                                              ----------
            STEEL (0.1%)
    3,000   Arcelormittal USA, Inc.                         6.50          4/15/2014                3,321
                                                                                              ----------
            Total Materials                                                                       32,735
                                                                                              ----------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    5,000   Telecom Italia Capital                          5.25         11/15/2013                5,217
                                                                                              ----------
            Total Eurodollar and Yankee Obligations
               (cost: $160,254)                                                                  163,250
                                                                                              ----------
            ASSET-BACKED SECURITIES (20.7%)

            FINANCIALS (20.7%)
            ------------------
            ASSET-BACKED FINANCING (20.7%)
       50   Aerco Ltd.(a)                                   0.78(b)       7/15/2025                   47
    1,333   AESOP Funding II, LLC(a)                        0.48(b)       3/20/2012                1,330
    2,000   AESOP Funding II, LLC(a)                        9.31         10/20/2013                2,206
    4,000   AESOP Funding II, LLC                           5.68          2/20/2014                4,278
    5,000   AESOP Funding II, LLC                           4.64          5/20/2016                5,335
    2,000   American Express Credit Account Master Trust    0.54(b)      12/15/2013                1,998
    2,500   American Express Credit Account Master Trust(a) 0.53(b)       9/15/2014                2,488
    1,000   AmeriCredit Automobile Receivables Trust        2.21          1/15/2014                1,013
   10,000   AmeriCredit Automobile Receivables Trust        6.96         10/14/2014               10,695
    2,000   AmeriCredit Automobile Receivables Trust        3.72(b)      11/17/2014                2,073
    1,726   AmeriCredit Automobile Receivables Trust        2.90         12/15/2014                1,779
    3,500   AmeriCredit Automobile Receivables Trust(g),(h) 2.19          2/08/2016                3,499
   10,000   Arkle Master Issuer plc(a)                      1.68          5/17/2060                9,994
    2,597   Aviation Capital Group Trust (INS)(a)           0.96(b)       9/20/2033                2,131
      651   Banc of America Securities Auto Trust           5.51          2/19/2013                  652
    7,000   Bank of America Auto Trust(a)                   5.73          1/20/2013                7,216
    5,000   Bank of America Auto Trust(a)                   3.52          6/15/2016                5,187
    2,500   Bank of America Auto Trust(a)                   3.03         10/15/2016                2,581
    3,000   Bank of America Credit Card Trust               0.55(b)       6/15/2014                2,983
    2,249   Bank of America Securities Auto Trust(a)        2.13          9/15/2013                2,268
    5,000   Bank One Issuance Trust                         4.77          2/16/2016                5,326
    5,000   Bank One Issuance Trust                         1.06(b)       2/15/2017                4,954
    2,000   Cabela's Credit Card Master Note Trust(a)       5.26         10/15/2014                2,055
      890   Capital One Auto Finance Trust                  0.29(b)       5/15/2013                  886
      551   Capital One Auto Finance Trust                  0.29(b)       4/15/2014                  548
    1,983   Capital One Auto Finance Trust                  5.23          7/15/2014                2,042

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   3,000   Capital One Multi-Asset Execution Trust         3.20%         4/15/2014           $    3,030
    6,130   Capital One Multi-Asset Execution Trust         0.56(b)       6/16/2014                6,083
    6,000   Capital One Multi-Asset Execution Trust         0.58(b)       7/15/2014                5,947
    6,000   Carmax Auto Owner Trust                         1.74          4/15/2014                6,064
      610   Caterpillar Financial Asset Trust               4.94          4/25/2014                  612
    2,367   CenterPoint Energy Transition Bond Co. III, LLC 4.19          2/01/2020                2,547
    4,304   Centre Point Funding, LLC(a)                    5.43          7/20/2016                4,509
      894   Chase Funding Mortgage Loan                     4.11          8/25/2030                  884
    2,275   Chase Issuance Trust                            2.40          6/17/2013                2,291
    5,000   CIT Equipment Collateral(a)                     2.41          5/15/2013                5,033
    5,500   CIT Equipment Collateral(a)                     3.88          9/16/2013                5,659
      719   CIT Equipment Collateral                        3.07          8/15/2016                  725
    5,000   Citi Financial Auto Issuance Trust(a)           2.59         10/15/2013                5,080
    5,000   Citi Financial Auto Issuance Trust(a)           3.15          8/15/2016                5,144
    1,300   Citibank Credit Card Issuance Trust             6.95          2/18/2014                1,370
    4,000   Citibank Credit Card Issuance Trust             4.40          6/20/2014                4,201
   11,000   Citibank Credit Card Issuance Trust             6.30          6/20/2014               11,669
    1,202   CNH Equipment Trust                             5.28         11/15/2012                1,217
    9,500   Collegiate Funding Services Education
               Loan Trust                                   0.62(b)       3/28/2035                7,540
   10,003   CPS Auto Receivables Trust (INS)                6.48          7/15/2013               10,366
   10,000   Credit Acceptance Auto Loan Trust(a)            3.96         11/15/2016               10,176
    2,000   Credit Acceptance Auto Loan Trust               3.63         10/15/2018                1,987
      539   Credit-Based Asset Servicing and Securities     0.41(b)       3/25/2046                  534
      246   E*Trade RV and Marine Trust                     3.62         10/08/2018                  246
    2,291   Fifth Third Auto Trust                          4.81          1/15/2013                2,329
    2,000   Ford Credit Auto Owner Trust                    2.01(b)       4/15/2013                2,027
    3,000   Ford Credit Auto Owner Trust                    2.98          8/15/2014                3,107
    4,000   Ford Credit Auto Owner Trust                    1.00         11/15/2014                4,108
    3,000   Ford Credit Auto Owner Trust                    2.38          7/15/2016                2,999
    3,000   GE Capital Credit Card Master Note Trust        2.54          9/15/2014                3,034
    1,000   GE Capital Credit Card Master Note Trust        0.30(b)       3/15/2015                  996
    5,000   GE Capital Credit Card Master Note Trust        2.21          6/15/2016                5,089
    5,000   GE Capital Credit Card Master Note Trust(a)     5.39         11/15/2017                5,380
       76   GE Equipment Midticket, LLC                     0.29(b)      10/15/2012                   76
   10,000   GE Equipment Midticket, LLC(a)                  0.94          7/14/2014                9,987
    2,000   GE Equipment Midticket, LLC                     1.47          7/14/2016                1,991
    3,416   GE Equipment Midticket, LLC                     0.41(b)       9/15/2017                3,392
    5,000   GE Equipment Midticket, LLC                     3.13         11/16/2020                5,146
    5,000   GE Equipment Small Ticket, LLC(a)               1.92          7/15/2016                5,025
    5,000   Hertz Vehicle Financing, LLC(a)                 4.26          3/25/2014                5,250
    5,000   Hertz Vehicle Financing, LLC(a)                 4.94          3/25/2016                5,124
   10,000   Holmes Master Issuer plc(a)                     1.70(b)      10/15/2054               10,014
      992   Honda Auto Receivables Owner Trust              5.57         11/21/2013                  995
   10,000   Honda Auto Receivables Owner Trust              1.34          3/18/2014               10,082

================================================================================

32  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   3,000   Honda Auto Receivables Owner Trust              4.43%         7/15/2015           $    3,155
    1,151   HSBC Automotive Trust                           5.33         11/17/2013                1,162
      428   Huntington Auto Trust(a)                        4.81          4/16/2012                  430
    1,782   Huntington Auto Trust                           3.94          6/17/2013                1,807
    3,000   Huntington Auto Trust(a)                        5.73          1/15/2014                3,166
    4,000   Hyundai Auto Receivables Trust                  2.03          8/15/2013                4,042
    2,000   Hyundai Auto Receivables Trust                  5.48         11/17/2014                2,126
    5,000   Iowa Student Loan Liquidity Corp.               0.65          9/25/2037                3,565
    5,000   John Deere Owner Trust                          1.57         10/15/2013                5,030
    5,000   John Deere Owner Trust                          3.96          5/16/2016                5,194
    9,725   MBNA Master Credit Card Note Trust              6.80          7/15/2014               10,272
    4,600   MBNA Master Credit Card Trust(a)                7.25          8/15/2013                4,635
    7,000   MMAF Equipment Finance, LLC(a)                  2.37         11/15/2013                7,069
    3,000   MMAF Equipment Finance, LLC(a)                  3.51          1/15/2030                3,117
    3,697   Nissan Auto Receivables Owner Trust             4.28          6/16/2014                3,774
    5,000   Nissan Auto Receivables Owner Trust             5.05         11/17/2014                5,223
    4,663   Prestige Auto Receivables Trust "A"(a)          5.67          4/15/2017                4,751
   10,500   Rental Car Finance Corp.(a)                     0.40          7/25/2013               10,144
    5,000   Santander Drive Auto Receivable Trust           1.84         11/17/2014                5,024
   12,500   Santander Drive Auto Receivable Trust           2.43          5/15/2017               12,603
    1,710   SLC Student Loan Trust                          0.42(b)       1/15/2019                1,638
    3,750   SLC Student Loan Trust                          0.60(b)       7/15/2036                2,888
    2,500   SLM Student Loan Trust                          0.66(b)      12/15/2023                2,234
    6,278   SLM Student Loan Trust                          0.68(b)       1/27/2025                5,463
    1,250   SLM Student Loan Trust                          0.50(b)      10/27/2025                1,020
    1,718   SLM Student Loan Trust                          0.85(b)      10/25/2038                1,405
   14,000   Toyota Auto Receivables Owner Trust             1.86          5/16/2016               14,226
    3,000   Volkswagen Auto Loan Enhanced Trust             6.24          7/20/2015                3,239
    5,000   Volvo Financial Equipment, LLC(a)               1.56          6/17/2013                5,024
    5,135   Volvo Financial Equipment, LLC(a)               2.99          5/15/2017                5,195
      539   Wachovia Auto Owner Trust                       4.81          9/20/2012                  544
      726   Wachovia Auto Owner Trust                       5.49          4/22/2013                  738
    5,000   Wachovia Auto Owner Trust                       5.35          3/20/2014                5,235
    3,302   Wachovia Auto Owner Trust                       5.80          1/20/2015                3,367
                                                                                              ----------
            Total Financials                                                                     423,134
                                                                                              ----------
            Total Asset-Backed Securities (cost: $412,531)                                       423,134
                                                                                              ----------
            COMMERCIAL MORTGAGE SECURITIES (21.9%)

            FINANCIALS (21.9%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (21.6%)
    1,064   Banc of America Commercial Mortgage, Inc.       6.33          5/11/2035                1,074
    2,000   Banc of America Commercial Mortgage, Inc.       4.65          9/11/2036                2,097

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                           COUPON                            VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   1,055   Banc of America Commercial Mortgage, Inc.             4.05%        11/10/2038     $    1,061
    2,370   Banc of America Commercial Mortgage, Inc.             5.41          6/10/2039          2,557
    6,025   Banc of America Commercial Mortgage, Inc.             4.56         11/10/2041          6,065
    1,000   Banc of America Commercial Mortgage, Inc.             4.94         11/10/2041          1,044
    4,762   Banc of America Commercial Mortgage, Inc.             4.50          7/10/2042          4,793
    5,100   Banc of America Commercial Mortgage, Inc.             4.99         11/10/2042          5,367
    2,524   Banc of America Commercial Mortgage, Inc.             4.16         12/10/2042          2,528
    2,960   Banc of America Commercial Mortgage, Inc.             4.51         12/10/2042          3,040
    3,256   Banc of America Commercial Mortgage, Inc.             4.50          7/10/2043          3,265
    1,000   Banc of America Commercial Mortgage, Inc.             4.62          7/10/2043          1,031
    7,514   Banc of America Commercial Mortgage, Inc.             4.78          7/10/2043          7,781
    2,225   Banc of America Commercial Mortgage, Inc.             5.09          7/10/2043          2,298
      250   Banc of America Commercial Mortgage, Inc.             4.76          7/10/2045            253
    3,000   Banc of America Commercial Mortgage, Inc.             5.33          7/10/2045          3,134
    5,000   Banc of America Commercial Mortgage, Inc.             5.12         10/10/2045          5,439
    1,882   Banc of America Commercial Mortgage, Inc.             5.52          7/10/2046          1,898
      141   Banc of America Commercial Mortgage, Inc.             5.17          9/10/2047            141
    4,935   Banc of America Commercial Mortgage, Inc.             5.18          9/10/2047          5,369
    6,256   Banc of America Commercial Mortgage, Inc.             5.32          9/10/2047          6,444
    3,000   Banc of America Commercial Mortgage, Inc.             6.02          2/10/2051          3,152
      651   Bear Stearns Commercial Mortgage Securities, Inc.     5.04         12/11/2038            653
    3,946   Bear Stearns Commercial Mortgage Securities, Inc.     4.24          8/13/2039          4,059
    1,112   Bear Stearns Commercial Mortgage Securities, Inc.     4.00          3/13/2040          1,135
    4,410   Bear Stearns Commercial Mortgage Securities, Inc.     4.95          2/11/2041          4,502
    3,958   Citigroup Commercial Mortgage Trust                   5.25          4/15/2040          4,115
    1,955   Citigroup Commercial Mortgage Trust                   4.38         10/15/2041          1,972
    4,214   Citigroup Commercial Mortgage Trust                   5.38         10/15/2049          4,316
    8,546   Citigroup Commercial Mortgage Trust(a)                4.52          9/20/2051          8,862
    4,791   Citigroup Deutsche Bank Commercial Mortgage Trust     5.27          7/15/2044          4,872
    5,000   Commercial Mortgage Asset Trust                       4.98          5/10/2043          5,367
      154   Commercial Mortgage Asset Trust                       6.64          1/17/2032            155
    1,000   Commercial Mortgage Asset Trust                       7.64         11/17/2032            994
      770   Commercial Mortgage Asset Trust                       4.63          5/10/2043            774
    2,000   Commercial Mortgage Trust                             4.58         10/15/2037          2,012
    3,000   Commercial Mortgage Trust                             5.12          6/10/2044          3,220
    3,000   Credit Suisse Commercial Mortgage Trust               6.02          6/15/2038          3,284
    5,422   Credit Suisse First Boston Mortgage Securities Corp.  5.42          5/15/2036          5,868
    4,000   Credit Suisse First Boston Mortgage Securities Corp.  5.11          7/15/2036          4,289
    9,500   Credit Suisse First Boston Mortgage Securities Corp.  4.69          4/15/2037          9,780
    3,192   Credit Suisse First Boston Mortgage Securities Corp.  4.51          7/15/2037          3,200
    1,314   Credit Suisse First Boston Mortgage Securities Corp.  4.18         11/15/2037          1,315
    8,320   Credit Suisse First Boston Mortgage Securities Corp.  5.10          8/15/2038          9,009
    4,090   Credit Suisse First Boston Mortgage Securities Corp.  5.12          8/15/2038          4,198
    2,393   Credit Suisse First Boston Mortgage Securities Corp.  5.21         12/15/2040          2,483

================================================================================

34  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   1,155   Deutsche Mortgage & Asset Receiving Corp.       7.50%         6/15/2031           $    1,206
    2,572   First Union National Bank Commercial
              Mortgage Trust                                6.22         12/12/2033                2,635
    2,216   GE Capital Commercial Mortgage Corp.            4.87          7/10/2039                2,257
    1,800   GE Capital Commercial Mortgage Corp.            5.33         11/10/2045                1,919
    1,475   GE Commercial Mortgage Corp.                    5.31         11/10/2045                1,479
    3,056   GE Commercial Mortgage Corp.                    4.35          6/10/2048                3,101
    2,273   GMAC Commercial Mortgage Securities, Inc.       7.28          9/15/2033                2,245
    2,000   GMAC Commercial Mortgage Securities, Inc.       6.50          5/15/2035                2,079
      578   GMAC Commercial Mortgage Securities, Inc.       4.65          4/10/2040                  595
    2,000   GMAC Commercial Mortgage Securities, Inc.       4.75          5/10/2043                2,056
    3,000   Greenwich Capital Commercial Funding Corp.      5.03          1/05/2036                3,159
    6,650   Greenwich Capital Commercial Funding Corp.      5.32          6/10/2036                7,131
    3,785   Greenwich Capital Commercial Funding Corp.      5.12          4/10/2037                3,874
    3,640   Greenwich Capital Commercial Funding Corp.      4.31          8/10/2042                3,685
    2,160   Greenwich Capital Commercial Funding Corp.      4.80          8/10/2042                2,293
      594   GS Mortgage Securities Corp. II(a)              6.04          8/15/2018                  603
    3,571   GS Mortgage Securities Corp. II                 4.96          8/10/2038                3,743
    2,765   GS Mortgage Securities Corp. II(a)              4.48          7/10/2039                2,772
    4,100   GS Mortgage Securities Corp. II                 4.61          7/10/2039                4,130
    2,121   GS Mortgage Securities Corp. II                 4.30          1/10/2040                2,161
    3,765   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.90          1/12/2037                3,967
    5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.20          8/12/2037                5,155
    5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.82          9/12/2037                5,095
    2,400   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.40          1/12/2039                2,526
    2,847   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.68          7/15/2042                2,925
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.70          7/15/2042                3,086
    3,695   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.87         10/15/2042                3,727
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.00         10/15/2042                2,073
    2,130   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.46          1/12/2043                2,305
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.49          4/15/2043                2,122
    6,371   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(f)                          5.79          6/12/2043                6,840
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.81          6/12/2043                2,179

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$     960   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.20%        12/15/2044           $    1,002
    2,725   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.37         12/15/2044                2,921
    1,972   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.88          4/15/2045                2,118
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.52          5/12/2045                3,189
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.37          5/15/2045                3,182
    4,039   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.63          3/15/2046                4,147
    1,725   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.87          3/15/2046                1,798
    5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.63          2/12/2051                5,195
      553   LB-UBS Commercial Mortgage Trust                4.56          9/15/2026                  560
    2,270   LB-UBS Commercial Mortgage Trust                4.56          9/15/2027                2,286
    2,070   LB-UBS Commercial Mortgage Trust                3.97          3/15/2029                2,107
    6,000   LB-UBS Commercial Mortgage Trust                5.25          6/15/2029                6,225
    2,663   LB-UBS Commercial Mortgage Trust                4.55          8/15/2029                2,670
    4,000   LB-UBS Commercial Mortgage Trust                4.58          8/15/2029                4,027
    3,905   LB-UBS Commercial Mortgage Trust                4.63         10/15/2029                4,113
    5,400   LB-UBS Commercial Mortgage Trust                4.51         12/15/2029                5,497
      463   LB-UBS Commercial Mortgage Trust                4.82          4/15/2030                  465
    2,000   LB-UBS Commercial Mortgage Trust                5.00          4/15/2030                2,060
    4,940   LB-UBS Commercial Mortgage Trust                4.65          7/15/2030                5,043
    5,830   LB-UBS Commercial Mortgage Trust                4.95          9/15/2030                6,218
    3,186   LB-UBS Commercial Mortgage Trust                5.10         11/15/2030                3,359
    3,000   LB-UBS Commercial Mortgage Trust                5.87          6/15/2032                3,026
    5,000   LB-UBS Commercial Mortgage Trust                4.69          7/15/2032                5,308
    3,718   LB-UBS Commercial Mortgage Trust                4.37          3/15/2036                3,864
    2,631   Merrill Lynch Mortgage Trust                    4.17          8/12/2039                2,687
      536   Merrill Lynch Mortgage Trust                    4.35          2/12/2042                  538
    1,252   Merrill Lynch Mortgage Trust                    4.81          9/12/2042                1,247
    2,213   Merrill Lynch Mortgage Trust                    4.56          6/12/2043                2,266
    4,159   Merrill Lynch Mortgage Trust                    4.67          6/12/2043                4,398
    3,000   Merrill Lynch-Countrywide Commercial
               Mortgage Trust                               5.38          7/12/2046                3,193
    3,000   Morgan Stanley Capital I, Inc.                  5.54          6/15/2038                3,251
    5,310   Morgan Stanley Capital I, Inc.                  4.90          6/15/2040                5,396
    5,000   Morgan Stanley Capital I, Inc.                  4.97         12/15/2041                5,316
    2,879   Morgan Stanley Capital I, Inc.                  5.72         10/15/2042                2,999
    3,924   Morgan Stanley Capital I, Inc.                  5.28         12/15/2043                3,967

================================================================================

36  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$   7,280   Morgan Stanley Capital I, Inc.                   5.62%         7/12/2044          $    7,394
    2,311   Morgan Stanley Dean Witter Capital I, Inc.       7.49          2/23/2034               2,417
    2,209   Morgan Stanley Dean Witter Capital I, Inc.       6.51          4/15/2034               2,282
    6,279   Morgan Stanley Dean Witter Capital I, Inc.       5.98          1/15/2039               6,581
      614   Morgan Stanley Dean Witter Capital I, Inc.(a)    5.13          5/24/2043                 599
    2,000   Morgan Stanley Dean Witter Capital I, Inc.       4.54          7/15/2056               2,064
    2,000   Prudential Securities Secured Financing Corp.    6.76          6/16/2031               2,005
    1,696   Salomon Brothers Mortgage Securities VII, Inc.   4.47          3/18/2036               1,738
    2,116   Structured Asset Securities Corp.                7.15         10/12/2034               2,156
       65   Trizechahn Office Properties Trust(a)            6.09          5/15/2016                  66
    6,849   Wachovia Bank Commercial Mortgage Trust(a)       4.24         10/15/2035               6,893
    2,000   Wachovia Bank Commercial Mortgage Trust          5.08         11/15/2035               1,998
    4,033   Wachovia Bank Commercial Mortgage Trust          5.00          7/15/2041               4,076
    1,991   Wachovia Bank Commercial Mortgage Trust          4.78          3/15/2042               2,049
    1,641   Wachovia Bank Commercial Mortgage Trust          4.66          4/15/2042               1,651
      700   Wachovia Bank Commercial Mortgage Trust          4.94          4/15/2042                 751
    5,000   Wachovia Bank Commercial Mortgage Trust          5.12          7/15/2042               5,445
      257   Wachovia Bank Commercial Mortgage Trust          5.29          7/15/2042                 258
      703   Wachovia Bank Commercial Mortgage Trust          5.68          5/15/2043                 708
    1,913   Wachovia Bank Commercial Mortgage Trust          5.16         10/15/2044               1,990
    3,120   Wachovia Bank Commercial Mortgage Trust          5.21         10/15/2044               3,383
    3,000   Wachovia Bank Commercial Mortgage Trust          5.46         12/15/2044               3,140
    4,574   Wachovia Bank Commercial Mortgage Trust          5.62          7/15/2045               4,637
    6,993   Wachovia Bank Commercial Mortgage Trust          5.50         10/15/2048               7,118
                                                                                              ----------
                                                                                                 442,425
                                                                                              ----------
            ESCROWED BONDS (0.2%)
    3,000   GS Mortgage Securities Corp. II(a)               6.77          5/03/2018               3,017
                                                                                              ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
               SECURITIES (0.1%)
   36,296   Credit Suisse First Boston Mortgage Securities
               Corp., acquired 2/26/2004 and 8/30/2004;
               cost $1,624(a),(i)                            0.96          1/15/2037                 162
   26,706   J.P. Morgan Chase Commercial Mortgage Securities
               Corp., acquired 8/05/2009; cost $347(a),(i)   0.67          1/12/2037                 170
   53,083   LB-UBS Commercial Mortgage Trust, acquired
               8/05/2009; cost $807(a),(i)                   1.04          3/15/2036                 270
  109,567   LB-UBS Commercial Mortgage Trust, acquired
               7/10/2009; cost $1,421(a),(i)                 0.72         10/15/2036                 676
   44,312   Morgan Stanley Capital I, Inc., acquired
               5/09/2008; cost $1,051(a),(i)                 0.91          4/15/2038                 287

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$  44,167   Morgan Stanley Capital I, Inc., acquired
               5/09/2008; cost $1,163(a),(i)                1.21%         1/13/2041           $      626
                                                                                              ----------
                                                                                                   2,191
                                                                                              ----------
            Total Financials                                                                     447,633
                                                                                              ----------
            Total Commercial Mortgage Securities
               (cost: $436,180)                                                                  447,633
                                                                                              ----------
            U.S. GOVERNMENT AGENCY ISSUES (11.9%)(d)

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
    1,827   Freddie Mac(+)                                  4.50          1/15/2029                1,866
                                                                                              ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (3.4%)
    4,980   Fannie Mae(+)                                   4.50          5/01/2023                5,231
    2,338   Fannie Mae(+)                                   4.50          2/01/2024                2,453
    1,808   Fannie Mae(+)                                   5.00         12/01/2021                1,928
    3,928   Fannie Mae(+)                                   5.00          6/01/2023                4,175
    2,111   Fannie Mae(+)                                   5.00          9/01/2023                2,243
    8,288   Fannie Mae(+)                                   5.00          2/01/2024                8,807
    2,402   Fannie Mae(+)                                   5.50         12/01/2020                2,600
    2,300   Fannie Mae(+)                                   5.50          2/01/2023                2,484
    6,669   Fannie Mae(+)                                   5.50          6/01/2023                7,203
    2,663   Fannie Mae(+)                                   5.50          9/01/2023                2,877
    5,973   Fannie Mae(+)                                   5.50          6/01/2024                6,452
    3,481   Fannie Mae(+)                                   6.00         10/01/2022                3,799
    2,499   Fannie Mae(+)                                   6.00          1/01/2023                2,727
    4,704   Fannie Mae(+)                                   6.00          1/01/2023                5,133
    3,002   Fannie Mae(+)                                   6.00          7/01/2023                3,270
    2,519   Freddie Mac(+)                                  2.68(b)       4/01/2035                2,645
    1,858   Freddie Mac(+)                                  5.00          5/01/2020                1,985
    1,288   Freddie Mac(+)                                  5.00          9/01/2020                1,381
      703   Freddie Mac(+)                                  5.50         11/01/2018                  763
    2,263   Freddie Mac(+)                                  5.50          4/01/2021                2,472
                                                                                              ----------
                                                                                                  70,628
                                                                                              ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (8.4%)(l)
    2,000   Bank of America Corp. (INS)                     3.13          6/15/2012                2,074
   15,000   Citibank, N.A.                                  1.75         12/28/2012               15,311
    3,000   Citibank, N.A. (INS)                            1.63          3/30/2011                3,007
   10,000   Citibank, N.A. (INS)                            1.25         11/15/2011               10,075
   10,000   Citigroup Funding, Inc.                         2.00          3/30/2012               10,184
   20,000   Citigroup Funding, Inc. (INS)                   1.88         11/15/2012               20,441
    5,000   Citigroup Funding, Inc. (INS)                   1.88         10/22/2012                5,107
   10,000   Citigroup, Inc. (INS)                           2.13          4/30/2012               10,209
    3,000   Citigroup, Inc. (INS)                           1.38          5/05/2011                3,009

================================================================================

38  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   3,000   Citigroup, Inc. (INS)                           0.32%(b)      5/07/2012           $    3,003
    5,000   Fannie Mae(+)(f)                                1.38          4/28/2011                5,015
    4,000   Fannie Mae(+)                                   1.88          4/20/2012                4,072
   17,000   General Electric Capital Corp.                  2.25          3/12/2012               17,344
   13,000   General Electric Capital Corp.                  2.13         12/21/2012               13,360
   10,000   GMAC, Inc. (INS)                                1.75         10/30/2012               10,196
   10,000   GMAC, LLC (INS)                                 2.20         12/19/2012               10,294
    1,000   MetLife, Inc.  (INS)                            0.62(b)       6/29/2012                1,005
    2,000   PNC Funding Corp. (INS)                         0.50(b)       4/01/2012                2,007
    5,000   PNC Funding Corp. (INS)                         0.58(b)       6/22/2011                5,007
    2,000   Sovereign Bank (INS)                            2.75          1/17/2012                2,047
    3,000   State Street Corp. (INS)                        1.85          3/15/2011                3,006
   15,000   Western Corp. Federal Credit Union (INS)        1.75         11/02/2012               15,287
                                                                                              ----------
            Total Other U.S. Government Guaranteed
               Securities                                                                        171,060
                                                                                              ----------
            Total U.S. Government Agency Issues
               (cost: $237,293)                                                                  243,554
                                                                                              ----------
            MUNICIPAL BONDS (6.7%)

            AIRPORT/PORT (0.7%)
    5,000   Chicago Midway Airport                          3.53          1/01/2041(j)             4,980
      775   Cleveland (INS)                                 5.24          1/01/2017                  792
    2,745   College Park Georgia (INS)                      5.66          1/01/2012                2,825
    5,855   College Park Georgia (INS)                      5.73          1/01/2014                6,255
                                                                                              ----------
                                                                                                  14,852
                                                                                              ----------
            APPROPRIATED DEBT (0.2%)
    1,000   Pennsylvania Commonwealth Finance Auth.         3.38          6/01/2013                1,028
    2,000   Pennsylvania Commonwealth Finance Auth.         4.18          6/01/2015                2,065
      585   Reeves County (INS)                             5.75          3/01/2012                  585
                                                                                              ----------
                                                                                                   3,678
                                                                                              ----------
            BUILDINGS (0.2%)
    3,000   Rhode Island EDC                                3.78          5/15/2012                3,082
                                                                                              ----------
            COMMUNITY SERVICE (0.1%)
    1,500   American National Red Cross                     5.36         11/15/2011                1,511
                                                                                              ----------
            EDUCATION (0.7%)
    3,000   George Washington Univ.                         3.29          9/15/2014                3,008
    5,000   New Jersey EDA                                  1.30(b)       6/15/2013                4,988
    5,000   New Jersey EDA                                  3.17          9/01/2014                5,011
    2,000   New York Institute of Technology                3.68          3/01/2012                2,011
                                                                                              ----------
            Total Education                                                                       15,018
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            ELECTRIC UTILITIES (1.5%)
$   2,000   Air Quality Dev. Auth.                          4.75%         8/01/2029(j)        $    2,081
    2,000   American Municipal Power, Inc.                  3.62          2/15/2013                2,032
    3,000   American Municipal Power, Inc.                  3.82          2/15/2014                3,056
    5,000   Beaver County IDA                               4.75          8/01/2033(j)             4,996
    3,000   Coconino County                                 3.63(b)      10/01/2029(j)             3,005
    3,000   Economic Dev. Financing Auth.                   3.00         12/01/2038(j)             2,955
    2,000   Farmington Pollution Control                    2.88          9/01/2024(j)             1,985
    2,000   Maricopa County                                 5.50          5/01/2029(j)             2,062
      820   Mississippi Dev. Bank (INS)                     5.24          7/01/2011                  832
    1,500   Missouri Environmental Improvement and
              Energy Resources Auth.                        4.90          5/01/2038(j)             1,562
    2,800   Ohio Water Dev. Auth.                           2.75(b)       6/01/2033(j)             2,802
    3,000   Ohio Water Dev. Auth.                           3.38(b)       7/01/2033(j)             2,934
                                                                                              ----------
                                                                                                  30,302
                                                                                              ----------
            ELECTRIC/GAS UTILITIES (0.3%)
    1,750   Energy Northwest                                5.23          7/01/2011                1,783
      476   Pedernales Electric Cooperative, Inc. (INS)(a)  4.09         11/15/2012                  478
    3,000   Piedmont Municipal Power Agency                 4.34          1/01/2017                2,938
                                                                                              ----------
                                                                                                   5,199
                                                                                              ----------
            ENVIRONMENTAL & FACILITIES SERVICES (1.0%)
    8,000   California Pollution Control Financing Auth.    1.00          8/01/2023(j)             8,000
    5,000   California Statewide Communities Dev. Auth.     1.88          4/01/2011                4,995
    2,000   Gloucester County                               3.38(b)      12/01/2029(j)             2,003
    2,000   Indiana State Finance Auth.                     2.50(b)       5/01/2034(j)             2,000
    4,000   South Carolina Jobs Economic Dev. Auth.         3.30         11/01/2016(j)             3,860
                                                                                              ----------
                                                                                                  20,858
                                                                                              ----------
            GENERAL OBLIGATION (0.3%)
    1,000   Andrews County                                  2.64          8/15/2013                  990
    1,050   Andrews County                                  3.08          8/15/2014                1,037
    2,000   California                                      5.65          4/01/2039(j)             2,115
    2,430   Chippewa Valley Schools                         3.65          5/01/2015                2,454
                                                                                              ----------
                                                                                                   6,596
                                                                                              ----------
            HOTELS, RESORTS, & CRUISE LINES (0.2%)
    4,000   Long Beach                                      3.75         11/01/2015                3,962
                                                                                              ----------
            MISCELLANEOUS (0.3%)
    5,000   Statewide Communities Dev. Auth.                5.00          6/15/2013                5,282
                                                                                              ----------
            MULTI-UTILITIES (0.0%)
    1,000   Louisville/Jefferson County                     1.90(b)      10/01/2033(j)             1,001
                                                                                              ----------

================================================================================

40  | USAA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            MULTIFAMILY HOUSING (0.2%)
$   5,000   Michigan State Housing Dev. Auth.               3.30%         4/01/2015           $    4,925
                                                                                              ----------
            MUNICIPAL FINANCE (0.1%)
    3,000   Kentucky Asset                                  3.17          4/01/2018                2,929
                                                                                              ----------
            NURSING/CCRC (0.1%)
    1,785   Waco Health Facilities Dev. Corp. (INS)         5.27          2/01/2016                1,873
                                                                                              ----------
            SALES TAX (0.2%)
    5,000   Louisiana                                       3.00(b)       5/01/2043(j)             4,977
                                                                                              ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.6%)
      625   City and County of San Francisco Redevelopment
               Financing Auth. (INS)                        5.62          8/01/2016                  643
      500   Metropolitan Nashville Airport Auth. (INS)      2.25          7/01/2012                  502
      500   Metropolitan Nashville Airport Auth. (INS)      3.73          7/01/2014                  510
    5,705   New York City Transitional Finance Auth.        3.06          5/01/2015                5,784
    1,000   New York State Housing Finance Agency           5.19          9/15/2011                1,029
    3,500   Regional Transitional Auth.                     2.84          7/01/2012                3,540
                                                                                              ----------
                                                                                                  12,008
                                                                                              ----------
            Total Municipal Bonds (cost: $137,262)                                               138,053
                                                                                              ----------
            MONEY MARKET INSTRUMENTS (2.2%)

            VARIABLE-RATE DEMAND NOTES (0.2%)

            UTILITIES (0.2%)
            ----------------
            MULTI-UTILITIES (0.2%)
    4,000   Sempra Energy(a)                                0.60         11/01/2014                4,000
                                                                                              ----------

--------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (2.0%)
40,533,072  State Street Institutional Liquid Reserve Fund, 0.18%(k)                              40,533
                                                                                              ----------
            Total Money Market Instruments (cost: $44,533)                                        44,533
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $1,992,400)                                              $2,044,934
                                                                                              ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                     $     -          $  584,777         $    -      $  584,777
  Eurodollar and Yankee Obligations               -             163,250              -         163,250
  Asset-Backed Securities                         -             419,635          3,499         423,134
  Commercial Mortgage Securities                  -             447,633              -         447,633
  U.S. Government Agency Issues                   -             243,554              -         243,554
  Municipal Bonds                                 -             138,053              -         138,053

Money Market Instruments:
  Variable-Rate Demand Notes                      -               4,000              -           4,000
  Money Market Funds                         40,533                   -              -          40,533
------------------------------------------------------------------------------------------------------
TOTAL                                       $40,533          $2,000,902         $3,499      $2,044,934
------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------
                                                         ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Balance as of July 31, 2010                                               $    -
Net realized gain (loss)                                                       -
Change in net unrealized appreciation/depreciation                             -
Net purchases (sales)                                                      3,499
Transfers in                                                                   -
Transfers out                                                                  -
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 31, 2011                                            $3,499
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

42  | USAA SHORT-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   EDA     Economic Development Authority

   EDC     Economic Development Corp.

   IDA     Industrial Development Authority/Agency

   REIT    Real estate investment trust

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

44  | USAA SHORT-TERM BOND FUND

================================================================================

   (INS)   Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Municipal Corp., Federal Deposit Insurance Corp., MBIA Insurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Denmark Government.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2011.

   (c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (d) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association
       (FNMA), indicated with

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

       a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

   (e) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2011. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (f) At January 31, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (g) At January 31, 2011, the aggregate market value of securities purchased on a delayed-delivery basis was $8,519,000.

   (h) Security was fair valued at January 31, 2011, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

   (i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2011, was $2,191,000, which represented 0.1% of the Fund's net assets.

================================================================================

46  | USAA SHORT-TERM BOND FUND

================================================================================

   (j) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   (k) Rate represents the money market fund annualized seven-day yield at January 31, 2011.

   (l) Other U.S. government guaranteed securities -- The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,992,400)              $2,044,934
   Cash                                                                                424
   Receivables:
      Capital shares sold:
          Affiliated transactions (Note 7)                                             153
          Nonaffiliated transactions                                                 3,781
      USAA Investment Management Company (Note 6C)                                      11
      Dividends and interest                                                        13,638
      Securities sold                                                                    6
   Variation margin on futures contracts                                               435
                                                                                ----------
          Total assets                                                           2,063,382
                                                                                ----------
LIABILITIES
   Payables:
      Securities purchased                                                          13,487
      Capital shares redeemed                                                        2,938
      Dividends on capital shares                                                      179
   Accrued management fees                                                             471
   Accrued transfer agent's fees                                                       122
   Other accrued expenses and payables                                                  53
                                                                                ----------
          Total liabilities                                                         17,250
                                                                                ----------
             Net assets applicable to capital shares outstanding                $2,046,132
                                                                                ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $2,037,234
   Accumulated overdistribution of net investment income                               (34)
   Accumulated net realized loss on investments                                    (43,602)
   Net unrealized appreciation of investments                                       52,534
                                                                                ----------
              Net assets applicable to capital shares outstanding               $2,046,132
                                                                                ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,946,018/211,648 shares outstanding)         $     9.19
                                                                                ==========
      Institutional Shares (net assets of $95,110/10,344 shares outstanding)    $     9.19
                                                                                ==========
      Adviser Shares (net assets of $5,004/544 shares outstanding)              $     9.20
                                                                                ==========

See accompanying notes to financial statements.

================================================================================

48  | USAA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $35,223
                                                                         -------
EXPENSES
   Management fees                                                         2,699
   Administration and servicing fees:
      Fund Shares                                                          1,427
      Institutional Shares                                                    21
      Adviser Shares                                                           3
   Transfer agent's fees:
      Fund Shares                                                          1,546
      Institutional Shares                                                    20
   Distribution and service fees (Note 6E):
      Adviser Shares                                                           6
   Custody and accounting fees:
      Fund Shares                                                            140
      Institutional Shares                                                     6
   Postage:
      Fund Shares                                                             40
   Shareholder reporting fees:
      Fund Shares                                                             25
   Trustees' fees                                                              5
   Registration fees:
      Fund Shares                                                             41
      Adviser Shares                                                          15
   Professional fees                                                          64
   Other                                                                      14
                                                                         -------
         Total expenses                                                    6,072
   Expenses reimbursed:
      Adviser Shares                                                         (11)
                                                                         -------
         Net expenses                                                      6,061
                                                                         -------
NET INVESTMENT INCOME                                                     29,162
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on:
      Unaffiliated transactions                                            1,185
      Affiliated transactions (Note 8)                                        88
   Change in net unrealized appreciation/depreciation                     (5,408)
                                                                         -------
         Net realized and unrealized loss                                 (4,135)
                                                                         -------
   Increase in net assets resulting from operations                      $25,027
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  49

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited), and year ended
July 31, 2010

--------------------------------------------------------------------------------

                                                             1/31/2011      7/31/2010
-------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                    $   29,162     $   50,978
   Net realized gain on investments                              1,273            503
   Change in net unrealized appreciation/depreciation
      of investments                                            (5,408)        44,704
                                                            -------------------------
      Increase in net assets resulting from operations          25,027         96,185
                                                            -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                              (27,849)       (49,031)
      Institutional Shares                                      (1,288)        (1,947)
      Adviser Shares*                                              (59)             -
                                                            -------------------------
         Total distributions of net investment income          (29,196)       (50,978)
                                                            -------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                 182,774        821,048
   Institutional Shares                                         24,783         42,761
   Adviser Shares*                                               5,017              -
                                                            -------------------------
      Total net increase in net assets from capital
         share transactions                                    212,574        863,809
                                                            -------------------------
   Capital contribution from USAA Transfer Agency Company            -              1
                                                            -------------------------
   Net increase in net assets                                  208,405        909,017

NET ASSETS
   Beginning of period                                       1,837,727        928,710
                                                            -------------------------
   End of period                                            $2,046,132     $1,837,727
                                                            =========================
Accumulated overdistribution of net investment income:
   End of period                                            $      (34)    $        -
                                                            =========================

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

50  | USAA SHORT-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

The Fund has three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value
       (NAV) at the end of each business day.

   3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized

================================================================================

52  | USAA SHORT-TERM BOND FUND

================================================================================

       from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, which are valued based on methods discussed in Note 1A1, and variable-rate demand notes, which are valued at amortized cost.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

   For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as purchase price for newly-issued securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2011, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $8,487,000; of which $3,500,000 were when-issued securities.

================================================================================

54  | USAA SHORT-TERM BOND FUND

================================================================================

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2011, the Fund paid CAPCO facility fees of $3,000, which represents 4.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2011, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2010, the Fund had capital loss carryovers of $2,084,000, which expired. At July 31, 2010, the Fund had capital loss carryovers of $44,489,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2011 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

        CAPITAL LOSS CARRYOVERS
----------------------------------------
 EXPIRES                       BALANCE
---------                    -----------
   2011                      $39,474,000
   2012                        1,083,000
   2014                        1,383,000
   2015                          461,000
   2017                        1,275,000
   2018                          813,000
                             -----------
                    Total    $44,489,000
                             ===========

================================================================================

56  | USAA SHORT-TERM BOND FUND

================================================================================

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2011, were $404,195,000 and $205,412,000, respectively.

As of January 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2011, were $55,631,000 and $3,097,000, respectively, resulting in net unrealized appreciation of $52,534,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                          SIX-MONTH
                                         PERIOD ENDED            YEAR ENDED
                                          1/31/2011              7/31/2010
--------------------------------------------------------------------------------
                                     SHARES     AMOUNT      SHARES      AMOUNT
                                    --------------------------------------------
FUND SHARES:
Shares sold                          53,423    $ 492,455   131,530    $1,196,121
Shares issued from reinvested
 dividends                            2,902       26,752     5,125        46,672
Shares redeemed                     (36,526)    (336,433)  (46,305)     (421,745)
                                    --------------------------------------------
Net increase from capital
 share transactions                  19,799    $ 182,774    90,350    $  821,048
                                    ============================================
INSTITUTIONAL SHARES
Shares sold                           2,566    $  23,650     5,408    $   49,118
Shares issued from reinvested
 dividends                              139        1,288       214         1,947
Shares redeemed                         (16)        (155)     (909)       (8,304)
                                    --------------------------------------------
Net increase from capital
 share transactions                   2,689    $  24,783     4,713    $   42,761
                                    ============================================
ADVISOR SHARES
 (INITIATED ON AUGUST 1, 2010):
Shares sold                             544    $   5,017         -    $        -
Shares issued from reinvested
 dividends                                -            -         -             -
Shares redeemed                           -            -         -             -
                                    --------------------------------------------
Net increase from capital
 share transactions                     544    $   5,017         -    $        -
                                    ============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The base fee is accrued

================================================================================

58  | USAA SHORT-TERM BOND FUND

================================================================================

   daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Short Investment Grade Bond Funds Index over the performance period. The Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, for the Institutional Shares and August 1, 2010, for the Adviser Shares. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

   For the six-month period ended January 31, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $2,699,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $304,000, $9,000, and less than $500, respectively.
   For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.03%, 0.02%, and less than 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15%, 0.05%, and 0.15% of average net assets of the Fund Shares, Institutional Shares, and Adviser Shares, respectively. For the six-month period ended January 31, 2011, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,427,000, $21,000, and $3,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2011, the Fund reimbursed the Manager $32,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2011, to limit the annual expenses of the Adviser Shares to 0.90% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2011, without approval of the Trust's Board of

================================================================================

60  | USAA SHORT-TERM BOND FUND

================================================================================

   Trustees, and may be changed or terminated by the Manager at any time after that date.

   The Manager had agreed, through December 1, 2010, to limit the annual expenses of the Institutional Shares to 0.41% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares for all expenses in excess of that amount. Effective December 1, 2010, the Manager terminated this agreement. For the six-month period ended January 31, 2011, the Adviser Shares incurred reimbursable expenses of $11,000, all of which was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for all the Fund Shares, Institutional Shares, and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2011, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,546,000, $20,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

   rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2011, the Fund recorded a receivable for capital shares sold of $153,000 for the Target Funds' purchases of Institutional Shares. As of January 31, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      2.0%
USAA Target Retirement 2020 Fund                                        2.7

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2011, USAA and its affiliates owned 542,000 shares, which represent 100% of the Adviser Shares and 0.3% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2011, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed

================================================================================

62  | USAA SHORT-TERM BOND FUND

================================================================================

between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                        NET REALIZED
                                                           COST TO         GAIN TO
SELLER                          PURCHASER                 PURCHASER        SELLER
------------------------------------------------------------------------------------
USAA Short-Term           USAA Intermediate-Term
 Bond Fund                 Bond Fund                     $ 1,025,000      $    5,000
USAA Short-Term           USAA Ultra Short-Term
 Bond Fund                 Bond Fund                       5,008,000          83,000
USAA Intermediate-Term
 Bond Fund                USAA Short-Term Bond Fund        3,210,410         198,000
USAA High Yield
 Opportunities Fund       USAA Short-Term Bond Fund       12,075,000       1,013,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                            PERIOD ENDED
                             JANUARY 31,                     YEAR ENDED JULY 31,
                          ------------------------------------------------------------------------------
                                2011          2010           2009         2008         2007         2006
                          ------------------------------------------------------------------------------
Net asset value at
 beginning of period      $     9.21    $     8.89       $   8.81     $   8.85     $   8.80     $   8.87
                          ------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income           .14           .34            .43          .41          .40          .36
 Net realized and
  unrealized gain (loss)        (.02)          .32            .08         (.04)         .05         (.07)
                          ------------------------------------------------------------------------------
Total from investment
 operations                      .12           .66            .51          .37          .45          .29
                          ------------------------------------------------------------------------------
Less distributions from:
 Net investment income          (.14)         (.34)          (.43)        (.41)        (.40)        (.36)
                          ------------------------------------------------------------------------------
Net asset value at
 end of period            $     9.19    $     9.21       $   8.89     $   8.81     $   8.85     $   8.80
                          ==============================================================================
Total return (%)*               1.26          7.52(b)        6.11         4.26         5.18(a)      3.36
Net assets at
 end of period (000)      $1,946,018    $1,767,213       $902,546     $651,398     $515,684     $439,343
Ratios to average
 net assets:**
 Expenses (%)(d)                 .62(c)        .63(b)         .72          .69          .69(a)       .69
 Net investment
  income (%)                    2.92(c)       3.64           5.04         4.63         4.50         3.94
Portfolio turnover (%)            11            25             31           33           37           51

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were
    $1,888,466,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $128,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than .01%. The reimbursement decreased the Fund Shares' expense ratio by .01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

64  | USAA SHORT-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH
                                               PERIOD ENDED          YEAR ENDED         PERIOD ENDED
                                                JANUARY 31,           JULY 31,             JULY 31,
                                                   2011                  2010               2009***
                                                ----------------------------------------------------
Net asset value at beginning of period          $  9.21               $  8.89               $  8.81
                                                ---------------------------------------------------
Income (loss) from investment operations:
 Net investment income                              .15                   .36                   .45
 Net realized and unrealized gain (loss)           (.02)                  .32                   .08
                                                ---------------------------------------------------
Total from investment operations                    .13                   .68                   .53
                                                ---------------------------------------------------
Less distributions from:
 Net investment income                             (.15)                 (.36)                 (.45)
                                                ---------------------------------------------------
Net asset value at end of period                $  9.19               $  9.21               $  8.89
                                                ===================================================
Total return (%)*                                  1.38                  7.78                  6.40
Net assets at end of period (000)               $95,110               $70,514               $26,164
Ratios to average net assets:**
 Expenses (%)(a)                                    .38(b)                .38                   .39(b)
 Net investment income (%)                         3.15(b)               3.84                  5.39(b)
Portfolio turnover (%)                               11                    25                    31

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were
    $81,053,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                  SIX-MONTH
                                                                 PERIOD ENDED
                                                             JANUARY 31, 2011***
                                                             -------------------
Net asset value at beginning of period                              $ 9.21
                                                                    ------
Income from investment operations:
 Net investment income                                                 .12
 Net realized and unrealized loss                                     (.01)
                                                                    ------
Total from investment operations                                       .11
                                                                    ------
Less distributions from:
 Net investment income                                                (.12)
                                                                    ------
Net asset value at end of period                                    $ 9.20
                                                                    ======
Total return (%)*                                                     1.21
Net assets at end of period (000)                                   $5,004
Ratios to average net assets:**(b)
 Expenses (%)(a)                                                       .90
 Expenses, excluding reimbursements (%)(a)                            1.41
 Net investment income (%)                                            2.63
Portfolio turnover (%)                                                  11

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended January 31, 2011, average net assets were $4,500,000. *** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

66  | USAA SHORT-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2010, through January 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or

================================================================================

                                                           EXPENSE EXAMPLE |  67

================================================================================

expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING             DURING PERIOD**
                                 ACCOUNT VALUE         ACCOUNT VALUE        AUGUST 1, 2010* -
                                 AUGUST 1, 2010*      JANUARY 31, 2011      JANUARY 31, 2011
                                 ------------------------------------------------------------
FUND SHARES
Actual                             $1,000.00             $1,012.60                $3.15

Hypothetical
 (5% return before expenses)        1,000.00              1,022.08                 3.16

INSTITUTIONAL SHARES
Actual                              1,000.00              1,013.80                 1.93

Hypothetical
 (5% return before expenses)        1,000.00              1,023.29                 1.94

ADVISER SHARES*
Actual                              1,000.00              1,012.10                 4.51

Hypothetical
 (5% return before expenses)        1,000.00              1,020.44                 4.53

* For Adviser Shares the beginning of the period was the initiation date of August 1, 2010.
** Expenses are equal to the annualized expense ratio of 0.62% for Fund Shares, 0.38% for Institutional Shares, and 0.90% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days for Fund Shares and Institutional Shares (to reflect the one-half-year period) or 182/365 for Adviser Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of 1.26% for Fund Shares, 1.38% for Institutional Shares, and 1.21% for Adviser Shares for the six-month period of August 1, 2010, through January 31, 2011.

================================================================================

68  | USAA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                ----------------
           USAA                                                     PRSRT STD
           9800 Fredericksburg Road                               U.S. Postage
           San Antonio, TX 78288                                      PAID
                                                                      USAA
                                                                ----------------
>>   SAVE PAPER AND FUND COSTS

     At USAA.COM click: MY DOCUMENTS
     Set preferences to USAA DOCUMENTS ONLINE.

     [LOGO OF USAA]
          USAA             WE KNOW WHAT IT MEANS TO SERVE(R).

================================================================================
 23426-0311                              (C)2011, USAA. all rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2011

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    March 25, 2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    March 28, 2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    March 28, 2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.